FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

          Registrant Name     NVEST FUNDS TRUST I

          File Number                   811-4323

          Registrant CIK Number:        0000770540









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                                 Header Screen


 Report as of the end of semiannual period:   /  /      (a)
                            or fiscal year: 12/31/2000  (b)
     Is this a transition report? (Y or N): N
Is this form being completed by the registrant? (Y or N): Y
Is this an amendment to a previous filing? (Y or N): N
Is this a change to a previous filing? (Y or N): N

1.A)  Registrant Name:  NVEST FUNDS TRUST I
  B)  File Number:      811-4323
  C)  Telephone Number: 6174492804
2.A)  Street: 399 BOYLSTON STREET
  B)  City: BOSTON               C) State: MA D) Zip Code: 02116 Zip Ext.:
  E)  Foreign Country:                     Foreign Postal Code:

3. Is this the first filing on this form by the Registrant?(Y or N) ----- N
4. Is this the last filing on this form by the Registrant?(Y or N) ------ N
5. Is Registrant a small business investment company (SBIC)?(Y or N) ---- N
6. Is Registrant a unit investment trust (UIT)?(Y or N) ----------------- N

7.A)  Is Registrant a series or multiple portfolio company?(Y or N) ----- Y
  B) How many separate series or portfolios did Registrant have at the end of the period? ----------------------------------------- 12

                              SCREEN NUMBER:  1

7.C)  List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES IN-FORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFOR-
        MATION IS REQUIRED EACH TIME THE FORM IS FILED.         Is this the
    Series                                                      last filing
    Number                       Series Name                  for this series?
                                                                 (Y or N)
       1         NVEST BALANCED FUND                                 N
       2         NVEST GROWTH FUND                                   N
       3         NVEST STAR VALUE FUND                               N
       4         NVEST BOND INCOME FUND                              N
       5         NVEST MUNICIPAL INCOME FUND                         N
       6         NVEST GOVERNMENT SECURITIES FUND                    N
       7
       8         NVEST INTERNATIONAL EQUITY FUND                     N
       9         NVEST CAPITAL GROWTH FUND                           N
      10         NVEST STAR ADVISERS FUND                            N




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                              SCREEN NUMBER:  2

7.C)  List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES IN-FORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFOR-
        MATION IS REQUIRED EACH TIME THE FORM IS FILED.         Is this the
    Series                                                      last filing
    Number                       Series Name                  for this series?
                                                                 (Y or N)
      11         NVEST STRATEGIC INCOME FUND                         N
      12         NVEST STAR WORLDWIDE FUND                           N
      13         NVEST STAR SMALL CAP FUND                           N
      14
      15
      16
      17
      18
      19
      20




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                              SCREEN NUMBER:  2

7.C)  List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES IN-FORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFOR-
        MATION IS REQUIRED EACH TIME THE FORM IS FILED.         Is this the
    Series                                                      last filing
    Number                       Series Name                  for this series?
                                                                 (Y or N)
      21
      22
      23
      24
      25
      26
      27
      28
      29
      30




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                              SCREEN NUMBER:  2

7.C)  List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES IN-FORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFOR-
        MATION IS REQUIRED EACH TIME THE FORM IS FILED.         Is this the
    Series                                                      last filing
    Number                       Series Name                  for this series?
                                                                 (Y or N)
      31
      32
      33
      34
      35
      36
      37
      38
      39
      40




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                              SCREEN NUMBER:  2

7.C)  List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES IN-FORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFOR-
        MATION IS REQUIRED EACH TIME THE FORM IS FILED.         Is this the
    Series                                                      last filing
    Number                       Series Name                  for this series?
                                                                 (Y or N)
      41
      42
      43
      44
      45
      46
      47
      48
      49
      50




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                              SCREEN NUMBER:  2

7.C)  List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES IN-FORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFOR-
        MATION IS REQUIRED EACH TIME THE FORM IS FILED.         Is this the
    Series                                                      last filing
    Number                       Series Name                  for this series?
                                                                 (Y or N)
      51
      52
      53
      54
      55
      56
      57
      58
      59
      60




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                              SCREEN NUMBER:  2

7.C)  List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES IN-FORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFOR-
        MATION IS REQUIRED EACH TIME THE FORM IS FILED.         Is this the
    Series                                                      last filing
    Number                       Series Name                  for this series?
                                                                 (Y or N)
      61
      62
      63
      64
      65
      66
      67
      68
      69
      70




  Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more series.
                              SCREEN NUMBER:  2

7.C)  List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES IN-FORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFOR-
        MATION IS REQUIRED EACH TIME THE FORM IS FILED.         Is this the
    Series                                                      last filing
    Number                       Series Name                  for this series?
                                                                 (Y or N)
      71
      72
      73
      74
      75
      76
      77
      78
      79
      80




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                              SCREEN NUMBER:  2

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  1.

8.A) Adviser Name (if any): NVEST FUNDS MANAGEMENT L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-48408
  D) City: BOSTON               State: MA Zip Code: 02116 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): LOOMIS SAYLES & COMPANY, L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-170
  D) City: BOSTON               State: MA Zip Code: 02111 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  1.

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  2.

8.A) Adviser Name (if any): CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-35935
  D) City: BOSTON               State: MA Zip Code: 02110 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  2.

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  2.

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  3.

8.A) Adviser Name (if any): NVEST FUNDS MANAGEMENT L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-48408
  D) City: BOSTON               State: MA Zip Code: 02116 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): LOOMIS SAYLES & COMPANY L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-170
  D) City: BOSTON               State: MA Zip Code: 02111 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): HARRIS ASSOCIATES L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-50333
  D) City: CHICAGO              State: IL Zip Code: 60602 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  3.

8.A) Adviser Name (if any): WESTPEAK INVESTMENT ADVISORS, L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-39554
  D) City: BOULDER              State: CO Zip Code: 80302 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): VAUGHAN, NELSON SCARBOROUGH & MCCULLOUGH, L.P
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-51795
  D) City: HOUSTON              State: TX Zip Code: 77001 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  4.

8.A) Adviser Name (if any): NVEST FUNDS MANAGEMENT L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-48408
  D) City: BOSTON               State: MA Zip Code: 02116 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): BACK BAY ADVISORS, L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-27694
  D) City: BOSTON               State: MA Zip Code: 02117 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  5.

8.A) Adviser Name (if any): NVEST FUNDS MANAGEMENT L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-48408
  D) City: BOSTON               State: MA Zip Code: 02116 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): BACK BAY ADVISORS, L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-27694
  D) City: BOSTON               State: MA Zip Code: 02117 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  6.

8.A) Adviser Name (if any): NVEST FUNDS MANAGEMENT L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-48408
  D) City: BOSTON               State: MA Zip Code: 02116 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): BACK BAY ADVISORS, L. P.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-27694
  D) City: BOSTON               State: MA Zip Code: 02117 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  8.

8.A) Adviser Name (if any): NVEST FUNDS MANAGEMENT L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-48408
  D) City: BOSTON               State: MA Zip Code: 02116 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): LOOMIS SAYLES & COMPANY, L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-170
  D) City: BOSTON               State: MA Zip Code: 02111 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  9.

8.A) Adviser Name (if any): NVEST FUNDS MANAGEMENT L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-48408
  D) City: BOSTON               State: MA Zip Code: 02116 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): WESTPEAK INVESTMENT ADVISOR, L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-39554
  D) City: BOULDER              State: CO Zip Code: 80302 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  9.

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series 10.

8.A) Adviser Name (if any): NVEST FUNDS MANAGEMENT L. P.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-48408
  D) City: BOSTON               State: MA Zip Code: 02116 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): HARRIS ASSOCIATES L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-50333
  D) City: CHICAGO              State: IL Zip Code: 60602 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): DELETE
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series 10.

8.A) Adviser Name (if any): JANUS CAPITAL CORPORATION
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-13991
  D) City: DENVER               State: CO Zip Code: 80206 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): LOOMIS, SAYLES & COMPANY, L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-170
  D) City: BOSTON               State: MA Zip Code: 02111 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): KOBRICK FUNDS LLC
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-55045
  D) City: BOSTON               State: MA Zip Code: 02110 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series 10.

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series 11.

8.A) Adviser Name (if any): NVEST FUNDS MANAGEMENT L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-48408
  D) City: BOSTON               State: MA Zip Code: 02116 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): LOOMIS, SAYLES & COMPANY, L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-170
  D) City: BOSTON               State: MA Zip Code: 02111 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series 12.

8.A) Adviser Name (if any): NVEST FUNDS MANAGEMENT L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-48408
  D) City: BOSTON               State: MA Zip Code: 02116 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): LOOMIS SAYLES & COMPANY L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-170
  D) City: BOSTON               State: MA Zip Code: 02111 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): DELETE
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series 12.

8.A) Adviser Name (if any): HARRIS ASSOCIATES L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-50333
  D) City: CHICAGO              State: IL Zip Code: 60602 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): MONTGOMERY ASSET MANAGEMENT, LLP
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-36790
  D) City: SAN FRANCISCO        State: CA Zip Code: 94111 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series 13.

8.A) Adviser Name (if any): NVEST FUNDS MANAGEMENT, L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-48408
  D) City: BOSTON               State: MA Zip Code: 02116 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): RS INVESTMENT MANAGEMENT, L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-144125
  D) City: SAN FRANCISCO        State: CA Zip Code: 94104 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): MONTGOMERY ASSET MANAGEMENT, LLC
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-36790
  D) City: SAN FRANCISCO        State: CA Zip Code: 94111 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series 13.

8.A) Adviser Name (if any): LOOMIS SAYLES & COMPANY, L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-170
  D) City: BOSTON               State: MA Zip Code: 02111 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): HARRIS ASSOCIATES L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-50333
  D) City: CHICAGO              State: IL Zip Code: 60602 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     ADMINISTRATOR                                        filed for ALL series.

10.A) Administrator Name (if any):NVEST SERVICES COMPANY, INC.
   B) File Number (if any): 84-5731
   C) City: BOSTON               State: MA Zip Code: 02116 Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

10.A) Administrator Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

10.A) Administrator Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

10.A) Administrator Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

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                              SCREEN NUMBER:  4

                                                          This page is being
     ADMINISTRATOR                                        filed for ALL series.

10.A) Administrator Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

10.A) Administrator Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

10.A) Administrator Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

10.A) Administrator Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

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                              SCREEN NUMBER:  4

                                                          This page is being
     PRINCIPAL UNDERWRITER                                filed for ALL series.

11.A) Underwriter Name (if any): NVEST FUNDS DISTRIBUTOR, L.P.
   B) File Number: 8-46325
   C) City: BOSTON               State: MA Zip Code: 02116 Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

11.A) Underwriter Name (if any):
   B) File Number: 8-
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

11.A) Underwriter Name (if any):
   B) File Number: 8-
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

11.A) Underwriter Name (if any):
   B) File Number: 8-
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

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                              SCREEN NUMBER:  5

                                                          This page is being
     SHAREHOLDER SERVICING AGENT                          filed for ALL series.

12.A) Agent Name (if any): NVEST SERVICES COMPANY, INC.
   B) File Number (if any): 84-5731
   C) City: BOSTON               State: MA Zip Code: 02116 Zip Ext.:


12.A) Agent Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:


12.A) Agent Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:


12.A) Agent Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:


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                              SCREEN NUMBER:  6

                                                          This page is being
     INDEPENDENT PUBLIC ACCOUNTANT                        filed for ALL series.

13.A) Accountant Name: PRICEWATERHOUSECOOPERS LLP
   B) City: BOSTON               State: MA Zip Code: 02110 Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


13.A) Accountant Name:
   B) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


13.A) Accountant Name:
   B) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


13.A) Accountant Name:
   B) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


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                              SCREEN NUMBER:  7

                                                          This page is being
     AFFILIATED BROKER/DEALER                             filed for ALL series.

14.A) Broker/Dealer Name (if any):AEW SECURITIES LTD PARTNERSHIP
   B) File Number: 8-45099


14.A) Broker/Dealer Name (if any):HARRIS ASSOCIATES SECURITIES, L.P.
   B) File Number: 8-19988


14.A) Broker/Dealer Name (if any):LOOMIS SAYLES DISTRIBUTORS, L.P.
   B) File Number: 8-01170


14.A) Broker/Dealer Name (if any):REICH & TANG DISTRIBUTORS, INC.
   B) File Number: 8-150551


14.A) Broker/Dealer Name (if any):CDC SECURITIES
   B) File Number: 8-043912


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                              SCREEN NUMBER:  8

                                                          This page is being
     AFFILIATED BROKER/DEALER                             filed for ALL series.

14.A) Broker/Dealer Name (if any):DELETE
   B) File Number: 8-


14.A) Broker/Dealer Name (if any):DELETE
   B) File Number: 8-


14.A) Broker/Dealer Name (if any):DELETE
   B) File Number: 8-


14.A) Broker/Dealer Name (if any):DELETE
   B) File Number: 8-


14.A) Broker/Dealer Name (if any):DELETE
   B) File Number: 8-


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                              SCREEN NUMBER:  8

                                                          This page is being
     AFFILIATED BROKER/DEALER                             filed for ALL series.

14.A) Broker/Dealer Name (if any):DELETE
   B) File Number: 8-


14.A) Broker/Dealer Name (if any):DELETE
   B) File Number: 8-


14.A) Broker/Dealer Name (if any):
   B) File Number: 8-


14.A) Broker/Dealer Name (if any):
   B) File Number: 8-


14.A) Broker/Dealer Name (if any):
   B) File Number: 8-


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                              SCREEN NUMBER:  8

                                                          This page is being
     AFFILIATED BROKER/DEALER                             filed for ALL series.

14.A) Broker/Dealer Name (if any):
   B) File Number: 8-


14.A) Broker/Dealer Name (if any):
   B) File Number: 8-


14.A) Broker/Dealer Name (if any):
   B) File Number: 8-


14.A) Broker/Dealer Name (if any):
   B) File Number: 8-


14.A) Broker/Dealer Name (if any):
   B) File Number: 8-


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                              SCREEN NUMBER:  8

                                                          This page is being
     AFFILIATED BROKER/DEALER                             filed for ALL series.

14.A) Broker/Dealer Name (if any):
   B) File Number: 8-


14.A) Broker/Dealer Name (if any):
   B) File Number: 8-


14.A) Broker/Dealer Name (if any):
   B) File Number: 8-


14.A) Broker/Dealer Name (if any):
   B) File Number: 8-


14.A) Broker/Dealer Name (if any):
   B) File Number: 8-


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                              SCREEN NUMBER:  8

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: STATE STREET BANK AND TRUST COMPANY
   B) Is this a Custodian or Sub-custodian? (C/S): C
   C) City: BOSTON               State: MA Zip Code: 02102 Zip Ext.:
   D) Foreign Country:                      Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

      X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: CITIBANK, N.A.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: BUENOS AIRES         State:    Zip Code:       Zip Ext.:
   D) Foreign Country: ARGENTINA            Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: WESTPAC BANKING CORPORATION
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: SYDNEY               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: AUSTRALIA            Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: VIENNA               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: AUSTRIA              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: STANDARD CHARTERED BANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: DHAKA                State:    Zip Code:       Zip Ext.:
   D) Foreign Country: BANGLADESH           Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: FORTIS BANK NV-SA
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: BRUSSELS             State:    Zip Code:       Zip Ext.:
   D) Foreign Country: BELGIUM              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: THE BANK OF BERMUDA LIMITED
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: HAMILTON             State:    Zip Code:       Zip Ext.:
   D) Foreign Country: BERMUDA              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: CITIBANK, N.A.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: SAO PAULO            State:    Zip Code:       Zip Ext.:
   D) Foreign Country: BRAZIL               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: STATE STREET TRUST COMPANY CANADA
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: TORONTO, ONTARIO     State:    Zip Code:       Zip Ext.:
   D) Foreign Country: CANADA               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: CITIBANK, N.A.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: SANTIAGO             State:    Zip Code:       Zip Ext.:
   D) Foreign Country: CHILE                Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: THE HONGKONG AND SHANGHAI BANKING CORPORATION
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: SHANGHAI & SHENZHEN  State:    Zip Code:       Zip Ext.:
   D) Foreign Country: REPUBLIC OF CHINA    Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: CITITRUST COLOMBIA S.A. SOCIEDAD FIDUCIARIA
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: SANTAFE DE BOGOTA    State:    Zip Code:       Zip Ext.:
   D) Foreign Country: COLOMBIA             Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: CESKOSLOVENSKA OBCHODNI BANKA, A.S.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: PRAHA                State:    Zip Code:       Zip Ext.:
   D) Foreign Country: CZECH REPUBLIC       Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: DEN DANSKE BANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: COPENHAGEN           State:    Zip Code:       Zip Ext.:
   D) Foreign Country: DENMARK              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: CITIBANK, N.A.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: QUITO                State:    Zip Code:       Zip Ext.:
   D) Foreign Country: ECUADOR              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: EGYPTIAN BRITISH BANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: CAIRO                State:    Zip Code:       Zip Ext.:
   D) Foreign Country: EGYPT                Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: MERITA BANK LIMITED
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: HELSINKIR            State:    Zip Code:       Zip Ext.:
   D) Foreign Country: FINLAND              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: BNP PARIBAS
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: PARIS                State:    Zip Code:       Zip Ext.:
   D) Foreign Country: FRANCE               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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                              SCREEN NUMBER:  9

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15.A) Custodian/Sub-custodian: DRESDNER BANK A.G.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: FRANKFURT            State:    Zip Code:       Zip Ext.:
   D) Foreign Country: GERMANY              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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15.A) Custodian/Sub-custodian: NATIONAL BANK OF GREECE S.A.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: ATHENS               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: GREECE               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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15.A) Custodian/Sub-custodian: STANDARD CHARTERED BANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: HONGKONG             State:    Zip Code:       Zip Ext.:
   D) Foreign Country: HONGKONG             Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: CITIBANK RT.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: BUDAPEST             State:    Zip Code:       Zip Ext.:
   D) Foreign Country: HUNGARY              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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15.A) Custodian/Sub-custodian: ICEBANK LTD.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: REYKJAVIK            State:    Zip Code:       Zip Ext.:
   D) Foreign Country: ICELAND              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: DEUTSCHE BANK A.G.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: BOMBAY               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: INDIA                Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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15.A) Custodian/Sub-custodian: STANDARD CHARTERED BANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: JAKARTA              State:    Zip Code:       Zip Ext.:
   D) Foreign Country: INDONESIA            Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: BANK OF IRELAND
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: DUBLIN               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: IRELAND              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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15.A) Custodian/Sub-custodian: BANK HAPOALIM B.M.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: TEL AVIV             State:    Zip Code:       Zip Ext.:
   D) Foreign Country: ISRAEL               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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15.A) Custodian/Sub-custodian: BNP PARIBAS, ITALIAN BRANCH
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: MILAN                State:    Zip Code:       Zip Ext.:
   D) Foreign Country: ITALY                Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: THE FUJI BANK, LIMITED
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: TOKYO                State:    Zip Code:       Zip Ext.:
   D) Foreign Country: JAPAN                Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: HSBC BANK MIDDLE EAST
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: AMMAN                State:    Zip Code:       Zip Ext.:
   D) Foreign Country: JORDAN               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: STANDARD CHARTERED BANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: KUALA LUMPUR         State:    Zip Code:       Zip Ext.:
   D) Foreign Country: MALAYSIA             Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: THE HONGKONG AND SHANGHAI BANKING CORP LTD.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: PORT LOUIS           State:    Zip Code:       Zip Ext.:
   D) Foreign Country: MAURITIUS            Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: CITIBANK MEXICO, S.A.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: MEXICO CITY          State:    Zip Code:       Zip Ext.:
   D) Foreign Country: MEXICO               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: BANQUE COMMERCIALE DU MAROC
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: CASABLANCA           State:    Zip Code:       Zip Ext.:
   D) Foreign Country: MOROCCO              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: FORTIS BANK (NEDERLAND)
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: AMSTERDAM            State:    Zip Code:       Zip Ext.:
   D) Foreign Country: NETHERLANDS          Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: ANZ BANKING GROUP LIMITED
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: WELLINGTON           State:    Zip Code:       Zip Ext.:
   D) Foreign Country: NEW ZEALAND          Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: CHRISTIANIA BANK OG KREDITKASSE ASA
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: OSLO                 State:    Zip Code:       Zip Ext.:
   D) Foreign Country: NORWAY               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: DEUTSCHE BANK A.G.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: KARACHI              State:    Zip Code:       Zip Ext.:
   D) Foreign Country: PAKISTAN             Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: CITIBANK, N.A.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: SAN ISIDRO           State:    Zip Code:       Zip Ext.:
   D) Foreign Country: PERU                 Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: STANDARD CHARTERED BANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: MANILA               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: PHILIPPINES          Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: CITIBANK POLAND S.A.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: WARSAW               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: POLAND               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: BANCO COMERCIAL PORTUGUES
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: LISBON               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: PORTUGAL             Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: THE HONGKONG & SHANGHAI BANKING CORP. LIMITED
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: SEOUL                State:    Zip Code:       Zip Ext.:
   D) Foreign Country: REPUBLIC OF KOREA    Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: ING BANK N.V.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: BUCHAREST            State:    Zip Code:       Zip Ext.:
   D) Foreign Country: ROMANIA              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: CREDIT SUISSE FIRST BOSTON AO
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: ZURICH               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: SWITZERLAND          Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: THE DEVELOPMENT BANK OF SINGAPORE LTD.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: SINGAPORE            State:    Zip Code:       Zip Ext.:
   D) Foreign Country: SINGAPORE            Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: CESKOSLOVENSKA OBCHODNA BANKA A.S.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: BRATISLAVA           State:    Zip Code:       Zip Ext.:
   D) Foreign Country: SLOVAK REPUBLIC      Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: STANDARD BANK OF SOUTH AFRICA LIMITED
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: JOHANNESBURG         State:    Zip Code:       Zip Ext.:
   D) Foreign Country: SOUTH AFRICA         Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: BANCO SANTANDER CENTRAL HISPANO, S.A.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: MADRID               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: SPAIN                Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: THE HONGKONG & SHANGHAI BANKING CORP LIMITED
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: COLOMBO              State:    Zip Code:       Zip Ext.:
   D) Foreign Country: SRI LANKA            Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: SKANDINAVISKA ENSKILDA BANKEN
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: STOCKHOLM            State:    Zip Code:       Zip Ext.:
   D) Foreign Country: SWEDEN               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: UBS, A.G.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: ZURICH               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: SWITZERLAND          Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: CENTRAL TRUST OF CHINA
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: TAIPEI               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: TAIWAN               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: STANDARD CHARTERED BANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: BANGKOK              State:    Zip Code:       Zip Ext.:
   D) Foreign Country: THAILAND             Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: STATE STREET BANK AND TRUST CO.,LONDON BRANCH
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: LONDON               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: UNITED KINGDOM       Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: BANK BOSTON
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: MONTEVIDEO           State:    Zip Code:       Zip Ext.:
   D) Foreign Country: URUGUAY              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: CITIBANK, N.A.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: CARACUS              State:    Zip Code:       Zip Ext.:
   D) Foreign Country: VENEZUELA            Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: ING BANK N.V.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: SOFIA                State:    Zip Code:       Zip Ext.:
   D) Foreign Country: BULGARIA             Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: CITIBANK, N.A.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: ISTANBUL             State:    Zip Code:       Zip Ext.:
   D) Foreign Country: TURKEY               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: PRIVREDNA BANKA ZAGREB D.D.
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: SAVSKA               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: CROATIA              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: HANSABANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: TALLINN              State:    Zip Code:       Zip Ext.:
   D) Foreign Country: ESTONIA              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: BANQUE INTERNATIONALE ARABE DE TUNISIE
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: TUNIS CEDEX          State:    Zip Code:       Zip Ext.:
   D) Foreign Country: TUNISIA              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian:
   B) Is this a Custodian or Sub-custodian? (C/S):
   C) City:                      State:    Zip Code:       Zip Ext.:
   D) Foreign Country:                      Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----







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                              SCREEN NUMBER:  9

                                                          This page being
                                                          filed for ALL series.

18. Does Registrant's/Series' custodian(s) maintain some or all of Registrant's/Series' securities in a central depository or book-entry system pursuant to Rule 17f-4? (Y or N) Y

19.  Family of investment companies information:

   A)  Is Registrant part of a family of investment companies? (Y or N)  Y

   B)  If 'Y' (Yes), state the number of registered management
         investment companies in the family:   26
         (NOTE: Count as a separate company each series of a series company and each portfolio of a multiple portfolio company; exclude all series of unit investment trusts from this number.)

   C)  Identify the family using 10 letters: NVESTFUNDS
         (NOTE: In filing this form, use this identification consistently for all investment companies in the family including any unit investment trusts. This designation is for purposes of this form only.)


                              SCREEN NUMBER: 10

20. Brokerage commissions paid on portfolio transactions of Registrant:

 List the 10 brokers which received the largest amount of brokerage commissions (excluding dealer concessions in underwritings) by virtue of direct or in-direct participation in Registrant's portfolio transactions, set forth in order of size of gross commissions during the current reporting period:
(FOR SERIES COMPANIES, ITEMS 20 & 21 MUST BE ANSWERED IN TOTAL FOR ALL SERIES)
                                                                  Commissions
               Name of Broker                      IRS Number       Received
                                                                (000's omitted)
  MERRILL LYNCH, PIERCE, FENNER                    13-5674085           1750
  LEWCO SECURITIES CORPES                          13-2765944           1678
  BEAR STEARNS SECURITIES                          13-4946705           1457
  GOLDMAN SACHS & CO.                              13-5108880           1439
  LEHMAN BROTHERS, INC.                            13-2518468           1178
  BANC AMERICA SERCURITY LLC                       56-2058405           1095
  DONALDSON LUFKIN AND JENRETTE                    13-5033225            961
  CS FIRST BOSTON                                  13-5659485            921
  MORGAN STANLEY AND CO., INC.                     13-2655998            839
  SALOMON SMITH BARNEY, INC.                       11-2418191            779

21. Aggregate brokerage commissions paid by Registrant
    during current reporting period (000's omitted):    22358

                              SCREEN NUMBER: 11

22. Registrant's portfolio transactions with entities acting as principals:

 List the 10 entities acting as principals with whom Registrant did the largest amount of portfolio transactions (include all short-term obligations, and U.S. Gov't. & tax-free securities) in both the secondary market & in underwritten offerings set forth in order of size based upon total value of principal transactions during the current reporting period: (FOR SERIES COMPANIES, ITEMS
 22 AND 23 MUST BE ANSWERED IN TOTAL FOR ALL SERIES)      Registrant  Sales by
              Name of Entity                  IRS Number  Purchases  Registrant
                                                            (000's omitted)
STATE STREET BANK & TRUST                      04-1867445   29284922          0
ASSOCIATES CORP. OF NORTH AMERICA              74-1494554    4999459          0
MERRILL LYNCH, PIERCE, FENNER                  13-5674085    2099292    1001015
AMERICAN EXPRESS CREDIT CORP.                  36-1239445    2040693          0
BANK ONE                                       31-1017233    1646751       6795
FIRST CHICAGO                                  36-3595942    1405996          0
CHEVRON TRANSPORTATION CO.                     25-1218500    1178950          0
GOLDMAN SACHS COMPANY                          13-5108880     890451     697546
CHASE SECURITIES, INC.                         N/A            852984      10685
JP MORGAN SECURITIES, INC.                     13-3224016     588921     194262

23. Aggregate principal purchase/sale transactions of Registrant during current
    reporting period. C. Total Purchases:  50472223 D. Total Sales:   5791573
    (000's omitted)
                              SCREEN NUMBER: 12

                                                          This page being
                                                          filed for series  1.






24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): Y




     NOTE: If answer is 'N' (No), please go on to screen 15.







                              SCREEN NUMBER: 13

                                                          This page being
                                                          filed for series  2.






24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): N




     NOTE: If answer is 'N' (No), please go on to screen 15.







                              SCREEN NUMBER: 13

                                                          This page being
                                                          filed for series  3.






24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): Y




     NOTE: If answer is 'N' (No), please go on to screen 15.







                              SCREEN NUMBER: 13

                                                          This page being
                                                          filed for series  4.






24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): N




     NOTE: If answer is 'N' (No), please go on to screen 15.







                              SCREEN NUMBER: 13

                                                          This page being
                                                          filed for series  5.






24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): N




     NOTE: If answer is 'N' (No), please go on to screen 15.







                              SCREEN NUMBER: 13

                                                          This page being
                                                          filed for series  6.






24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): N




     NOTE: If answer is 'N' (No), please go on to screen 15.







                              SCREEN NUMBER: 13

                                                          This page being
                                                          filed for series  8.






24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): N




     NOTE: If answer is 'N' (No), please go on to screen 15.







                              SCREEN NUMBER: 13

                                                          This page being
                                                          filed for series  9.






24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): N




     NOTE: If answer is 'N' (No), please go on to screen 15.







                              SCREEN NUMBER: 13

                                                          This page being
                                                          filed for series 10.






24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): Y




     NOTE: If answer is 'N' (No), please go on to screen 15.







                              SCREEN NUMBER: 13

                                                          This page being
                                                          filed for series 11.






24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): N




     NOTE: If answer is 'N' (No), please go on to screen 15.







                              SCREEN NUMBER: 13

                                                          This page being
                                                          filed for series 12.






24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): N




     NOTE: If answer is 'N' (No), please go on to screen 15.







                              SCREEN NUMBER: 13

                                                          This page being
                                                          filed for series 13.






24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): Y




     NOTE: If answer is 'N' (No), please go on to screen 15.







                              SCREEN NUMBER: 13

                                                          This page being
                                                          filed for series  1.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:
                                                          Type of  Value of any
          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                          D=debt    of current
                                                         E=equity     period
                                                                (000's omitted)
 CHARLES SCHWAB CORP.                                        E            522
 MERRILL LYNCH & CO., INC.                                   E           2175
 MORGAN STANLEY DEAN WITTER & CO                             E           1102
 GOLMAN SACHS GROUP, INC.                                    E           1016
 DELETE                                                                     0
                                                                            0
                                                                            0
                                                                            0


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                              SCREEN NUMBER: 14

                                                          This page being
                                                          filed for series  2.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:
                                                          Type of  Value of any
          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                          D=debt    of current
                                                         E=equity     period
                                                                (000's omitted)
 DELETE                                                                     0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0


   Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER: 14

                                                          This page being
                                                          filed for series  3.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:
                                                          Type of  Value of any
          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                          D=debt    of current
                                                         E=equity     period
                                                                (000's omitted)
 MERRILL LYNCH & CO., INC.                     13-5674085    E           2305
 MORGAN STANLEY DEAN WITTER & CO.              13-2655998    E           1252
 LEHMAN BROTHERS HOLDINGS, INC.                13-2518468    E           1082
 GOLDMAN SACHS & CO.                           13-5108880    E            802
 J.P. MORGAN & CO.                             13-3224016    E            530
                                                                            0
                                                                            0
                                                                            0


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                              SCREEN NUMBER: 14

                                                          This page being
                                                          filed for series  4.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:
                                                          Type of  Value of any
          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                          D=debt    of current
                                                         E=equity     period
                                                                (000's omitted)
 DELETE                                                                     0
 DELETE                                                                     0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0


   Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER: 14

                                                          This page being
                                                          filed for series  5.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:
                                                          Type of  Value of any
          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                          D=debt    of current
                                                         E=equity     period
                                                                (000's omitted)
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0


   Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER: 14

                                                          This page being
                                                          filed for series  6.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:
                                                          Type of  Value of any
          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                          D=debt    of current
                                                         E=equity     period
                                                                (000's omitted)
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0


   Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER: 14

                                                          This page being
                                                          filed for series  8.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:
                                                          Type of  Value of any
          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                          D=debt    of current
                                                         E=equity     period
                                                                (000's omitted)
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0


   Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER: 14

                                                          This page being
                                                          filed for series  9.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:
                                                          Type of  Value of any
          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                          D=debt    of current
                                                         E=equity     period
                                                                (000's omitted)
 DELETE                                                                     0
 DELETE                                                                     0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0


   Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER: 14

                                                          This page being
                                                          filed for series 10.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:
                                                          Type of  Value of any
          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                          D=debt    of current
                                                         E=equity     period
                                                                (000's omitted)
 ALLIED CAPITAL CORP.                          n/a           E           2399
 FEDERATED INVESTORS, INC.                                   E           4753
 INVESTMENT TECHNOLOGY GROUP, INC.                           E           1298
 MORGAN STANLEY DEAN WITTER & CO.                            E           5365
 THE GOLDMAN SACHS GROUP, INC.                               E           1861
                                                                            0
                                                                            0
                                                                            0


   Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER: 14

                                                          This page being
                                                          filed for series 11.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:
                                                          Type of  Value of any
          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                          D=debt    of current
                                                         E=equity     period
                                                                (000's omitted)
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0


   Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER: 14

                                                          This page being
                                                          filed for series 12.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:
                                                          Type of  Value of any
          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                          D=debt    of current
                                                         E=equity     period
                                                                (000's omitted)
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0


   Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER: 14

                                                          This page being
                                                          filed for series 13.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:
                                                          Type of  Value of any
          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                          D=debt    of current
                                                         E=equity     period
                                                                (000's omitted)
 WADDELL & REED FINANCIAL, INC.                              E           1191
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0


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                              SCREEN NUMBER: 14


26. Considerations which affected the participation of brokers or dealers or other entities in commissions or other compensation paid on portfolio transactions of Registrant:

[ FOR SERIES COMPANIES THIS ITEM IS TO BE ANSWERED IN TOTAL FOR ALL SERIES ]

    Answer each of the following with 'Y' or 'N'.

  A) Sales of Registrant's/Series' shares -------------------------------- N
  B) Receipt of investment research and statistical information ---------- Y
  C) Receipt of quotations for portfolio valuations ---------------------- Y
  D) Ability to execute portfolio transactions to obtain best price and execution --------------------------------- Y
  E) Receipt of telephone line and wire services ------------------------- N
  F) Broker or dealer which is an affiliated person ---------------------- N
  G) Arrangement to return or credit part or all of commissions or profits thereon:
       (i) To investment adviser, principal underwriter, or an affiliated person of either ---------------------------- N
      (ii)  To Registrant ------------------------------------------------ Y
  H) Other --------------------------------------------------------------- N


                              SCREEN NUMBER: 15



    SALES AND REPURCHASES





27. Is Registrant an open-end investment company? (Y or N): Y


     NOTE: If answer is 'N' (No), please delete any answers you may have entered for questions 28 through 44.

           If you have done this already or not yet responded to question 28 through 44, please jump to Screen Number 23.








                              SCREEN NUMBER: 16

                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series  1.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $      633    $        0    $        0     $     6854
B) Second month of period $      603    $       88    $        0     $    10094
C) Third  month of period $      843    $      874    $        0     $     5715
D) Fourth month of period $     1074    $        0    $        0     $     5733
E) Fifth  month of period $      727    $        0    $        0     $     5458
F) Sixth  month of period $      827    $      705    $        0     $     4332
G)      Total             $     4707    $     1667    $        0     $    38186

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $     3477
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series  2.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $     1330    $        0    $        0     $    27594
B) Second month of period $     7162    $    86523    $        0     $    30502
C) Third  month of period $     5015    $        0    $        0     $    67780
D) Fourth month of period $     5112    $        0    $        0     $    27980
E) Fifth  month of period $     4389    $        0    $        0     $    27641
F) Sixth  month of period $     4964    $    87476    $        0     $    42300
G)      Total             $    27972    $   173999    $        0     $   223797

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $    31202
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series  3.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $        0    $        0    $        0     $     2492
B) Second month of period $     1159    $       26    $        0     $     5781
C) Third  month of period $     1823    $        0    $        0     $     5931
D) Fourth month of period $     2146    $        0    $        0     $     5873
E) Fifth  month of period $     2406    $        0    $        0     $     5073
F) Sixth  month of period $     3642    $        0    $        0     $     6491
G)      Total             $    11176    $       26    $        0     $    31641

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $     6023
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series  4.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $     7994    $     1314    $        0     $    11116
B) Second month of period $     7800    $     1306    $        0     $     9662
C) Third  month of period $     5907    $     1310    $        0     $     5478
D) Fourth month of period $     5315    $     1471    $        0     $     6494
E) Fifth  month of period $     7802    $     1306    $        0     $     7456
F) Sixth  month of period $     7707    $     1317    $        0     $     8630
G)      Total             $    42525    $     8024    $        0     $    48836

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $    11927
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series  5.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $     1625    $      428    $        0     $     1665
B) Second month of period $      439    $      425    $        0     $     1968
C) Third  month of period $      755    $      423    $        0     $     2405
D) Fourth month of period $      370    $      564    $        0     $     1800
E) Fifth  month of period $      678    $      561    $        0     $     1118
F) Sixth  month of period $      773    $      668    $        0     $     1601
G)      Total             $     4640    $     3069    $        0     $    10557

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $     2658
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series  6.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $     1558    $      340    $        0     $     1850
B) Second month of period $     5717    $      313    $        0     $     6580
C) Third  month of period $     3394    $      313    $        0     $     4691
D) Fourth month of period $     2076    $      312    $        0     $     2476
E) Fifth  month of period $     1569    $      315    $        0     $     1444
F) Sixth  month of period $     2002    $      330    $        0     $     2771
G)      Total             $    16316    $     1923    $        0     $    19812

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $     3573
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series  8.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $    10624    $        0    $        0     $    10440
B) Second month of period $    15537    $     5201    $        0     $    10960
C) Third  month of period $     7015    $        0    $        0     $     9841
D) Fourth month of period $    10903    $        0    $        0     $     7627
E) Fifth  month of period $     9214    $        0    $        0     $    13906
F) Sixth  month of period $    10477    $     3852    $        0     $    11242
G)      Total             $    63770    $     9053    $        0     $    64016

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $     8752
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series  9.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $     4087    $        0    $        0     $     3639
B) Second month of period $     5681    $     3901    $        0     $     6371
C) Third  month of period $     3089    $        0    $        0     $     3506
D) Fourth month of period $     3016    $        0    $        0     $     4639
E) Fifth  month of period $     1484    $        0    $        0     $     4553
F) Sixth  month of period $     2289    $    35748    $        0     $     4825
G)      Total             $    19646    $    39649    $        0     $    27533

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $     6787
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series 10.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $    26323    $        0    $        0     $    15191
B) Second month of period $    26846    $   105374    $        0     $    23801
C) Third  month of period $    18768    $        0    $        0     $    22624
D) Fourth month of period $    18244    $        0    $        0     $    19481
E) Fifth  month of period $    14478    $        0    $        0     $    22424
F) Sixth  month of period $    19501    $   104460    $        0     $    34170
G)      Total             $   124160    $   209834    $        0     $   137691

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $    61181
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series 11.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $     4534    $     1399    $        0     $     4618
B) Second month of period $     5639    $     1402    $        0     $     6667
C) Third  month of period $     3857    $     1320    $        0     $     4281
D) Fourth month of period $     3101    $     1326    $        0     $     5297
E) Fifth  month of period $     4107    $     1329    $        0     $     5019
F) Sixth  month of period $     3355    $     1322    $        0     $     6397
G)      Total             $    24593    $     8097    $        0     $    32279

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $    11421
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series 12.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $    20199    $        0    $        0     $    19092
B) Second month of period $    22568    $    12328    $        0     $    23975
C) Third  month of period $     6296    $        0    $        0     $    11754
D) Fourth month of period $    11892    $        0    $        0     $    11313
E) Fifth  month of period $     9073    $        0    $        0     $    16728
F) Sixth  month of period $    11377    $    31230    $        0     $    15933
G)      Total             $    81405    $    43558    $        0     $    98795

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $     9138
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series 13.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $    12132    $        0    $        0     $     9155
B) Second month of period $    15213    $    18993    $        0     $     9462
C) Third  month of period $     6050    $        0    $        0     $     3633
D) Fourth month of period $     7812    $        0    $        0     $     5047
E) Fifth  month of period $     6040    $        0    $        0     $     6131
F) Sixth  month of period $     4634    $    27790    $        0     $     6364
G)      Total             $    51881    $    46783    $        0     $    39792

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $    13410
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                          This page being
                                                          filed for series  1.

29. Was a front-end sales load deducted from any share sales during the reporting period? (Y or N) ------------------------- Y

    NOTE: If answer is 'N' (No), please jump to Screen Number 20.

30.A) Total front-end sales loads collected from sales
      (including exchanges) by principal underwriter
      or by any underwriter which is an affiliated
      person of the principal underwriter, of
      Registrant's/Series' shares during the
      current period (000's omitted) ------------------------------ $   159

   B) What is the maximum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   5.75%

   C) What is the minimum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%




                              SCREEN NUMBER: 18

                                                          This page being
                                                          filed for series  2.

29. Was a front-end sales load deducted from any share sales during the reporting period? (Y or N) ------------------------- Y

    NOTE: If answer is 'N' (No), please jump to Screen Number 20.

30.A) Total front-end sales loads collected from sales
      (including exchanges) by principal underwriter
      or by any underwriter which is an affiliated
      person of the principal underwriter, of
      Registrant's/Series' shares during the
      current period (000's omitted) ------------------------------ $  1428

   B) What is the maximum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   5.75%

   C) What is the minimum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%




                              SCREEN NUMBER: 18

                                                          This page being
                                                          filed for series  3.

29. Was a front-end sales load deducted from any share sales during the reporting period? (Y or N) ------------------------- Y

    NOTE: If answer is 'N' (No), please jump to Screen Number 20.

30.A) Total front-end sales loads collected from sales
      (including exchanges) by principal underwriter
      or by any underwriter which is an affiliated
      person of the principal underwriter, of
      Registrant's/Series' shares during the
      current period (000's omitted) ------------------------------ $   252

   B) What is the maximum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   5.75%

   C) What is the minimum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%




                              SCREEN NUMBER: 18

                                                          This page being
                                                          filed for series  4.

29. Was a front-end sales load deducted from any share sales during the reporting period? (Y or N) ------------------------- Y

    NOTE: If answer is 'N' (No), please jump to Screen Number 20.

30.A) Total front-end sales loads collected from sales
      (including exchanges) by principal underwriter
      or by any underwriter which is an affiliated
      person of the principal underwriter, of
      Registrant's/Series' shares during the
      current period (000's omitted) ------------------------------ $   433

   B) What is the maximum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   4.50%

   C) What is the minimum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%




                              SCREEN NUMBER: 18

                                                          This page being
                                                          filed for series  5.

29. Was a front-end sales load deducted from any share sales during the reporting period? (Y or N) ------------------------- Y

    NOTE: If answer is 'N' (No), please jump to Screen Number 20.

30.A) Total front-end sales loads collected from sales
      (including exchanges) by principal underwriter
      or by any underwriter which is an affiliated
      person of the principal underwriter, of
      Registrant's/Series' shares during the
      current period (000's omitted) ------------------------------ $    98

   B) What is the maximum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   4.50%

   C) What is the minimum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%




                              SCREEN NUMBER: 18

                                                          This page being
                                                          filed for series  6.

29. Was a front-end sales load deducted from any share sales during the reporting period? (Y or N) ------------------------- Y

    NOTE: If answer is 'N' (No), please jump to Screen Number 20.

30.A) Total front-end sales loads collected from sales
      (including exchanges) by principal underwriter
      or by any underwriter which is an affiliated
      person of the principal underwriter, of
      Registrant's/Series' shares during the
      current period (000's omitted) ------------------------------ $   130

   B) What is the maximum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   4.50%

   C) What is the minimum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%




                              SCREEN NUMBER: 18

                                                          This page being
                                                          filed for series  8.

29. Was a front-end sales load deducted from any share sales during the reporting period? (Y or N) ------------------------- Y

    NOTE: If answer is 'N' (No), please jump to Screen Number 20.

30.A) Total front-end sales loads collected from sales
      (including exchanges) by principal underwriter
      or by any underwriter which is an affiliated
      person of the principal underwriter, of
      Registrant's/Series' shares during the
      current period (000's omitted) ------------------------------ $   364

   B) What is the maximum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   5.75%

   C) What is the minimum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%




                              SCREEN NUMBER: 18

                                                          This page being
                                                          filed for series  9.

29. Was a front-end sales load deducted from any share sales during the reporting period? (Y or N) ------------------------- Y

    NOTE: If answer is 'N' (No), please jump to Screen Number 20.

30.A) Total front-end sales loads collected from sales
      (including exchanges) by principal underwriter
      or by any underwriter which is an affiliated
      person of the principal underwriter, of
      Registrant's/Series' shares during the
      current period (000's omitted) ------------------------------ $   300

   B) What is the maximum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   5.75%

   C) What is the minimum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%




                              SCREEN NUMBER: 18

                                                          This page being
                                                          filed for series 10.

29. Was a front-end sales load deducted from any share sales during the reporting period? (Y or N) ------------------------- Y

    NOTE: If answer is 'N' (No), please jump to Screen Number 20.

30.A) Total front-end sales loads collected from sales
      (including exchanges) by principal underwriter
      or by any underwriter which is an affiliated
      person of the principal underwriter, of
      Registrant's/Series' shares during the
      current period (000's omitted) ------------------------------ $  2838

   B) What is the maximum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   5.75%

   C) What is the minimum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%




                              SCREEN NUMBER: 18

                                                          This page being
                                                          filed for series 11.

29. Was a front-end sales load deducted from any share sales during the reporting period? (Y or N) ------------------------- Y

    NOTE: If answer is 'N' (No), please jump to Screen Number 20.

30.A) Total front-end sales loads collected from sales
      (including exchanges) by principal underwriter
      or by any underwriter which is an affiliated
      person of the principal underwriter, of
      Registrant's/Series' shares during the
      current period (000's omitted) ------------------------------ $   406

   B) What is the maximum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   4.50%

   C) What is the minimum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%




                              SCREEN NUMBER: 18

                                                          This page being
                                                          filed for series 12.

29. Was a front-end sales load deducted from any share sales during the reporting period? (Y or N) ------------------------- Y

    NOTE: If answer is 'N' (No), please jump to Screen Number 20.

30.A) Total front-end sales loads collected from sales
      (including exchanges) by principal underwriter
      or by any underwriter which is an affiliated
      person of the principal underwriter, of
      Registrant's/Series' shares during the
      current period (000's omitted) ------------------------------ $   363

   B) What is the maximum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   5.75%

   C) What is the minimum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%




                              SCREEN NUMBER: 18

                                                          This page being
                                                          filed for series 13.

29. Was a front-end sales load deducted from any share sales during the reporting period? (Y or N) ------------------------- Y

    NOTE: If answer is 'N' (No), please jump to Screen Number 20.

30.A) Total front-end sales loads collected from sales
      (including exchanges) by principal underwriter
      or by any underwriter which is an affiliated
      person of the principal underwriter, of
      Registrant's/Series' shares during the
      current period (000's omitted) ------------------------------ $   578

   B) What is the maximum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   5.75%

   C) What is the minimum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%




                              SCREEN NUMBER: 18

                                                          This page being
                                                          filed for series  1.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period
   ($000's omitted). ------------------------------------ $     21
31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal under-writer thereof to persons or entities selling Registrant's/Series' shares
   exceeded that reported in Item 30 ($000's omitted). -- $      0

32. Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end
   sales load during current period ($000's omitted). --- $     44

33. Amount paid to a captive retail sales force of Registrant's/Series' principal underwriter or of any underwriter or dealer which is an af-filiated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period
   ($000's omitted). ------------------------------------ $     95
                              SCREEN NUMBER: 19

                                                          This page being
                                                          filed for series  2.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period
   ($000's omitted). ------------------------------------ $    187
31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal under-writer thereof to persons or entities selling Registrant's/Series' shares
   exceeded that reported in Item 30 ($000's omitted). -- $      0

32. Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end
   sales load during current period ($000's omitted). --- $    436

33. Amount paid to a captive retail sales force of Registrant's/Series' principal underwriter or of any underwriter or dealer which is an af-filiated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period
   ($000's omitted). ------------------------------------ $    805
                              SCREEN NUMBER: 19

                                                          This page being
                                                          filed for series  3.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period
   ($000's omitted). ------------------------------------ $     32
31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal under-writer thereof to persons or entities selling Registrant's/Series' shares
   exceeded that reported in Item 30 ($000's omitted). -- $      0

32. Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end
   sales load during current period ($000's omitted). --- $     71

33. Amount paid to a captive retail sales force of Registrant's/Series' principal underwriter or of any underwriter or dealer which is an af-filiated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period
   ($000's omitted). ------------------------------------ $    149
                              SCREEN NUMBER: 19

                                                          This page being
                                                          filed for series  4.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period
   ($000's omitted). ------------------------------------ $     53
31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal under-writer thereof to persons or entities selling Registrant's/Series' shares
   exceeded that reported in Item 30 ($000's omitted). -- $      0

32. Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end
   sales load during current period ($000's omitted). --- $     93

33. Amount paid to a captive retail sales force of Registrant's/Series' principal underwriter or of any underwriter or dealer which is an af-filiated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period
   ($000's omitted). ------------------------------------ $    287
                              SCREEN NUMBER: 19

                                                          This page being
                                                          filed for series  5.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period
   ($000's omitted). ------------------------------------ $     12
31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal under-writer thereof to persons or entities selling Registrant's/Series' shares
   exceeded that reported in Item 30 ($000's omitted). -- $      0

32. Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end
   sales load during current period ($000's omitted). --- $     40

33. Amount paid to a captive retail sales force of Registrant's/Series' principal underwriter or of any underwriter or dealer which is an af-filiated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period
   ($000's omitted). ------------------------------------ $     46
                              SCREEN NUMBER: 19

                                                          This page being
                                                          filed for series  6.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period
   ($000's omitted). ------------------------------------ $     16
31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal under-writer thereof to persons or entities selling Registrant's/Series' shares
   exceeded that reported in Item 30 ($000's omitted). -- $      0

32. Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end
   sales load during current period ($000's omitted). --- $     42

33. Amount paid to a captive retail sales force of Registrant's/Series' principal underwriter or of any underwriter or dealer which is an af-filiated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period
   ($000's omitted). ------------------------------------ $     72
                              SCREEN NUMBER: 19

                                                          This page being
                                                          filed for series  7.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period
   ($000's omitted). ------------------------------------ $      0
31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal under-writer thereof to persons or entities selling Registrant's/Series' shares
   exceeded that reported in Item 30 ($000's omitted). -- $      0

32. Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end
   sales load during current period ($000's omitted). --- $      0

33. Amount paid to a captive retail sales force of Registrant's/Series' principal underwriter or of any underwriter or dealer which is an af-filiated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period
   ($000's omitted). ------------------------------------ $      0
                              SCREEN NUMBER: 19

                                                          This page being
                                                          filed for series  8.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period
   ($000's omitted). ------------------------------------ $     48
31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal under-writer thereof to persons or entities selling Registrant's/Series' shares
   exceeded that reported in Item 30 ($000's omitted). -- $      0

32. Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end
   sales load during current period ($000's omitted). --- $    105

33. Amount paid to a captive retail sales force of Registrant's/Series' principal underwriter or of any underwriter or dealer which is an af-filiated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period
   ($000's omitted). ------------------------------------ $    210
                              SCREEN NUMBER: 19

                                                          This page being
                                                          filed for series  9.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period
   ($000's omitted). ------------------------------------ $     39
31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal under-writer thereof to persons or entities selling Registrant's/Series' shares
   exceeded that reported in Item 30 ($000's omitted). -- $      0

32. Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end
   sales load during current period ($000's omitted). --- $     65

33. Amount paid to a captive retail sales force of Registrant's/Series' principal underwriter or of any underwriter or dealer which is an af-filiated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period
   ($000's omitted). ------------------------------------ $    196
                              SCREEN NUMBER: 19

                                                          This page being
                                                          filed for series 10.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period
   ($000's omitted). ------------------------------------ $    359
31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal under-writer thereof to persons or entities selling Registrant's/Series' shares
   exceeded that reported in Item 30 ($000's omitted). -- $      0

32. Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end
   sales load during current period ($000's omitted). --- $    710

33. Amount paid to a captive retail sales force of Registrant's/Series' principal underwriter or of any underwriter or dealer which is an af-filiated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period
   ($000's omitted). ------------------------------------ $   1769
                              SCREEN NUMBER: 19

                                                          This page being
                                                          filed for series 11.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period
   ($000's omitted). ------------------------------------ $     51
31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal under-writer thereof to persons or entities selling Registrant's/Series' shares
   exceeded that reported in Item 30 ($000's omitted). -- $      0

32. Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end
   sales load during current period ($000's omitted). --- $    113

33. Amount paid to a captive retail sales force of Registrant's/Series' principal underwriter or of any underwriter or dealer which is an af-filiated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period
   ($000's omitted). ------------------------------------ $    242
                              SCREEN NUMBER: 19

                                                          This page being
                                                          filed for series 12.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period
   ($000's omitted). ------------------------------------ $     47
31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal under-writer thereof to persons or entities selling Registrant's/Series' shares
   exceeded that reported in Item 30 ($000's omitted). -- $      0

32. Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end
   sales load during current period ($000's omitted). --- $    120

33. Amount paid to a captive retail sales force of Registrant's/Series' principal underwriter or of any underwriter or dealer which is an af-filiated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period
   ($000's omitted). ------------------------------------ $    195
                              SCREEN NUMBER: 19

                                                          This page being
                                                          filed for series 13.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period
   ($000's omitted). ------------------------------------ $     74
31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal under-writer thereof to persons or entities selling Registrant's/Series' shares
   exceeded that reported in Item 30 ($000's omitted). -- $      0

32. Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end
   sales load during current period ($000's omitted). --- $    131

33. Amount paid to a captive retail sales force of Registrant's/Series' principal underwriter or of any underwriter or dealer which is an af-filiated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period
   ($000's omitted). ------------------------------------ $    372
                              SCREEN NUMBER: 19

                                                          This page being
                                                          filed for series 32.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period
   ($000's omitted). ------------------------------------ $      3
31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal under-writer thereof to persons or entities selling Registrant's/Series' shares
   exceeded that reported in Item 30 ($000's omitted). -- $      0

32. Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end
   sales load during current period ($000's omitted). --- $      0

33. Amount paid to a captive retail sales force of Registrant's/Series' principal underwriter or of any underwriter or dealer which is an af-filiated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period
   ($000's omitted). ------------------------------------ $      0
                              SCREEN NUMBER: 19

                                                          This page being
                                                          filed for series  1.


34. Did Registrant/Series impose a deferred or contingent deferred sales load during the reporting period? (Y or N) ------ Y

    NOTE: If answer is 'N' (No), skip the remaining questions on this screen and proceed to Screen Number 21.

35. Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of
    Registrant's/Series' shares ($000's omitted) ------------------ $   133

36.A) Did Registrant/Series retain all monies collected from the deferred or contingent deferred sales loads during the reporting period? (Y or N) ----------------------------------- N

   B) If the answer to sub-item 36A is 'N' (No), state the net amount Registrant/Series retained from deferred or
      contingent deferred sales loads ($000's omitted) ------------ $     0



                              SCREEN NUMBER: 20

                                                          This page being
                                                          filed for series  2.


34. Did Registrant/Series impose a deferred or contingent deferred sales load during the reporting period? (Y or N) ------ Y

    NOTE: If answer is 'N' (No), skip the remaining questions on this screen and proceed to Screen Number 21.

35. Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of
    Registrant's/Series' shares ($000's omitted) ------------------ $   467

36.A) Did Registrant/Series retain all monies collected from the deferred or contingent deferred sales loads during the reporting period? (Y or N) ----------------------------------- N

   B) If the answer to sub-item 36A is 'N' (No), state the net amount Registrant/Series retained from deferred or
      contingent deferred sales loads ($000's omitted) ------------ $     0



                              SCREEN NUMBER: 20

                                                          This page being
                                                          filed for series  3.


34. Did Registrant/Series impose a deferred or contingent deferred sales load during the reporting period? (Y or N) ------ Y

    NOTE: If answer is 'N' (No), skip the remaining questions on this screen and proceed to Screen Number 21.

35. Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of
    Registrant's/Series' shares ($000's omitted) ------------------ $   102

36.A) Did Registrant/Series retain all monies collected from the deferred or contingent deferred sales loads during the reporting period? (Y or N) ----------------------------------- N

   B) If the answer to sub-item 36A is 'N' (No), state the net amount Registrant/Series retained from deferred or
      contingent deferred sales loads ($000's omitted) ------------ $     0



                              SCREEN NUMBER: 20

                                                          This page being
                                                          filed for series  4.


34. Did Registrant/Series impose a deferred or contingent deferred sales load during the reporting period? (Y or N) ------ Y

    NOTE: If answer is 'N' (No), skip the remaining questions on this screen and proceed to Screen Number 21.

35. Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of
    Registrant's/Series' shares ($000's omitted) ------------------ $   384

36.A) Did Registrant/Series retain all monies collected from the deferred or contingent deferred sales loads during the reporting period? (Y or N) ----------------------------------- N

   B) If the answer to sub-item 36A is 'N' (No), state the net amount Registrant/Series retained from deferred or
      contingent deferred sales loads ($000's omitted) ------------ $     0



                              SCREEN NUMBER: 20

                                                          This page being
                                                          filed for series  5.


34. Did Registrant/Series impose a deferred or contingent deferred sales load during the reporting period? (Y or N) ------ Y

    NOTE: If answer is 'N' (No), skip the remaining questions on this screen and proceed to Screen Number 21.

35. Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of
    Registrant's/Series' shares ($000's omitted) ------------------ $    75

36.A) Did Registrant/Series retain all monies collected from the deferred or contingent deferred sales loads during the reporting period? (Y or N) ----------------------------------- N

   B) If the answer to sub-item 36A is 'N' (No), state the net amount Registrant/Series retained from deferred or
      contingent deferred sales loads ($000's omitted) ------------ $     0



                              SCREEN NUMBER: 20

                                                          This page being
                                                          filed for series  6.


34. Did Registrant/Series impose a deferred or contingent deferred sales load during the reporting period? (Y or N) ------ Y

    NOTE: If answer is 'N' (No), skip the remaining questions on this screen and proceed to Screen Number 21.

35. Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of
    Registrant's/Series' shares ($000's omitted) ------------------ $    70

36.A) Did Registrant/Series retain all monies collected from the deferred or contingent deferred sales loads during the reporting period? (Y or N) ----------------------------------- N

   B) If the answer to sub-item 36A is 'N' (No), state the net amount Registrant/Series retained from deferred or
      contingent deferred sales loads ($000's omitted) ------------ $     0



                              SCREEN NUMBER: 20

                                                          This page being
                                                          filed for series  8.


34. Did Registrant/Series impose a deferred or contingent deferred sales load during the reporting period? (Y or N) ------ Y

    NOTE: If answer is 'N' (No), skip the remaining questions on this screen and proceed to Screen Number 21.

35. Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of
    Registrant's/Series' shares ($000's omitted) ------------------ $    59

36.A) Did Registrant/Series retain all monies collected from the deferred or contingent deferred sales loads during the reporting period? (Y or N) ----------------------------------- N

   B) If the answer to sub-item 36A is 'N' (No), state the net amount Registrant/Series retained from deferred or
      contingent deferred sales loads ($000's omitted) ------------ $     0



                              SCREEN NUMBER: 20

                                                          This page being
                                                          filed for series  9.


34. Did Registrant/Series impose a deferred or contingent deferred sales load during the reporting period? (Y or N) ------ Y

    NOTE: If answer is 'N' (No), skip the remaining questions on this screen and proceed to Screen Number 21.

35. Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of
    Registrant's/Series' shares ($000's omitted) ------------------ $   110

36.A) Did Registrant/Series retain all monies collected from the deferred or contingent deferred sales loads during the reporting period? (Y or N) ----------------------------------- N

   B) If the answer to sub-item 36A is 'N' (No), state the net amount Registrant/Series retained from deferred or
      contingent deferred sales loads ($000's omitted) ------------ $     0



                              SCREEN NUMBER: 20

                                                          This page being
                                                          filed for series 10.


34. Did Registrant/Series impose a deferred or contingent deferred sales load during the reporting period? (Y or N) ------ Y

    NOTE: If answer is 'N' (No), skip the remaining questions on this screen and proceed to Screen Number 21.

35. Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of
    Registrant's/Series' shares ($000's omitted) ------------------ $   937

36.A) Did Registrant/Series retain all monies collected from the deferred or contingent deferred sales loads during the reporting period? (Y or N) ----------------------------------- N

   B) If the answer to sub-item 36A is 'N' (No), state the net amount Registrant/Series retained from deferred or
      contingent deferred sales loads ($000's omitted) ------------ $     0



                              SCREEN NUMBER: 20

                                                          This page being
                                                          filed for series 11.


34. Did Registrant/Series impose a deferred or contingent deferred sales load during the reporting period? (Y or N) ------ Y

    NOTE: If answer is 'N' (No), skip the remaining questions on this screen and proceed to Screen Number 21.

35. Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of
    Registrant's/Series' shares ($000's omitted) ------------------ $   303

36.A) Did Registrant/Series retain all monies collected from the deferred or contingent deferred sales loads during the reporting period? (Y or N) ----------------------------------- N

   B) If the answer to sub-item 36A is 'N' (No), state the net amount Registrant/Series retained from deferred or
      contingent deferred sales loads ($000's omitted) ------------ $     0



                              SCREEN NUMBER: 20

                                                          This page being
                                                          filed for series 12.


34. Did Registrant/Series impose a deferred or contingent deferred sales load during the reporting period? (Y or N) ------ Y

    NOTE: If answer is 'N' (No), skip the remaining questions on this screen and proceed to Screen Number 21.

35. Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of
    Registrant's/Series' shares ($000's omitted) ------------------ $   280

36.A) Did Registrant/Series retain all monies collected from the deferred or contingent deferred sales loads during the reporting period? (Y or N) ----------------------------------- N

   B) If the answer to sub-item 36A is 'N' (No), state the net amount Registrant/Series retained from deferred or
      contingent deferred sales loads ($000's omitted) ------------ $     0



                              SCREEN NUMBER: 20

                                                          This page being
                                                          filed for series 13.


34. Did Registrant/Series impose a deferred or contingent deferred sales load during the reporting period? (Y or N) ------ Y

    NOTE: If answer is 'N' (No), skip the remaining questions on this screen and proceed to Screen Number 21.

35. Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of
    Registrant's/Series' shares ($000's omitted) ------------------ $   169

36.A) Did Registrant/Series retain all monies collected from the deferred or contingent deferred sales loads during the reporting period? (Y or N) ----------------------------------- N

   B) If the answer to sub-item 36A is 'N' (No), state the net amount Registrant/Series retained from deferred or
      contingent deferred sales loads ($000's omitted) ------------ $     0



                              SCREEN NUMBER: 20

                                                          This page being
                                                          filed for series  1.

37. Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period? (Y or N) --- N
    NOTE: If answer is 'N' (No), go to item 39.

38. Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period.
    ($000's omitted) ------------------------------------------------- $     0

39. Were any account maintenance fees or other administrative fees imposed directly on shareholders during the current period? (Y or N) ----- N

40. During the period, did the Registrant/Series have a plan of distribution adopted pursuant to rule 12b-1? (Y or N) ------------ Y
    NOTE: If answer is 'N' (No), jump to Screen 23 for your next screen.

41. During the period, did Registrant/Series use its assets directly to make payments under the 12b-1 plan? (Y or N) ------------------ Y
    NOTE: If answer is 'N' (No), go to next screen (Screen 22) and begin answering at question 44.

                              SCREEN NUMBER: 21

                                                          This page being
                                                          filed for series  2.

37. Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period? (Y or N) --- N
    NOTE: If answer is 'N' (No), go to item 39.

38. Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period.
    ($000's omitted) ------------------------------------------------- $     0

39. Were any account maintenance fees or other administrative fees imposed directly on shareholders during the current period? (Y or N) ----- N

40. During the period, did the Registrant/Series have a plan of distribution adopted pursuant to rule 12b-1? (Y or N) ------------ Y
    NOTE: If answer is 'N' (No), jump to Screen 23 for your next screen.

41. During the period, did Registrant/Series use its assets directly to make payments under the 12b-1 plan? (Y or N) ------------------ Y
    NOTE: If answer is 'N' (No), go to next screen (Screen 22) and begin answering at question 44.

                              SCREEN NUMBER: 21

                                                          This page being
                                                          filed for series  3.

37. Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period? (Y or N) --- N
    NOTE: If answer is 'N' (No), go to item 39.

38. Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period.
    ($000's omitted) ------------------------------------------------- $     0

39. Were any account maintenance fees or other administrative fees imposed directly on shareholders during the current period? (Y or N) ----- N

40. During the period, did the Registrant/Series have a plan of distribution adopted pursuant to rule 12b-1? (Y or N) ------------ Y
    NOTE: If answer is 'N' (No), jump to Screen 23 for your next screen.

41. During the period, did Registrant/Series use its assets directly to make payments under the 12b-1 plan? (Y or N) ------------------ Y
    NOTE: If answer is 'N' (No), go to next screen (Screen 22) and begin answering at question 44.

                              SCREEN NUMBER: 21

                                                          This page being
                                                          filed for series  4.

37. Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period? (Y or N) --- N
    NOTE: If answer is 'N' (No), go to item 39.

38. Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period.
    ($000's omitted) ------------------------------------------------- $     0

39. Were any account maintenance fees or other administrative fees imposed directly on shareholders during the current period? (Y or N) ----- N

40. During the period, did the Registrant/Series have a plan of distribution adopted pursuant to rule 12b-1? (Y or N) ------------ Y
    NOTE: If answer is 'N' (No), jump to Screen 23 for your next screen.

41. During the period, did Registrant/Series use its assets directly to make payments under the 12b-1 plan? (Y or N) ------------------ Y
    NOTE: If answer is 'N' (No), go to next screen (Screen 22) and begin answering at question 44.

                              SCREEN NUMBER: 21

                                                          This page being
                                                          filed for series  5.

37. Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period? (Y or N) --- N
    NOTE: If answer is 'N' (No), go to item 39.

38. Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period.
    ($000's omitted) ------------------------------------------------- $     0

39. Were any account maintenance fees or other administrative fees imposed directly on shareholders during the current period? (Y or N) ----- N

40. During the period, did the Registrant/Series have a plan of distribution adopted pursuant to rule 12b-1? (Y or N) ------------ Y
    NOTE: If answer is 'N' (No), jump to Screen 23 for your next screen.

41. During the period, did Registrant/Series use its assets directly to make payments under the 12b-1 plan? (Y or N) ------------------ Y
    NOTE: If answer is 'N' (No), go to next screen (Screen 22) and begin answering at question 44.

                              SCREEN NUMBER: 21

                                                          This page being
                                                          filed for series  6.

37. Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period? (Y or N) --- N
    NOTE: If answer is 'N' (No), go to item 39.

38. Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period.
    ($000's omitted) ------------------------------------------------- $     0

39. Were any account maintenance fees or other administrative fees imposed directly on shareholders during the current period? (Y or N) ----- N

40. During the period, did the Registrant/Series have a plan of distribution adopted pursuant to rule 12b-1? (Y or N) ------------ Y
    NOTE: If answer is 'N' (No), jump to Screen 23 for your next screen.

41. During the period, did Registrant/Series use its assets directly to make payments under the 12b-1 plan? (Y or N) ------------------ Y
    NOTE: If answer is 'N' (No), go to next screen (Screen 22) and begin answering at question 44.

                              SCREEN NUMBER: 21

                                                          This page being
                                                          filed for series  8.

37. Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period? (Y or N) --- N
    NOTE: If answer is 'N' (No), go to item 39.

38. Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period.
    ($000's omitted) ------------------------------------------------- $     0

39. Were any account maintenance fees or other administrative fees imposed directly on shareholders during the current period? (Y or N) ----- N

40. During the period, did the Registrant/Series have a plan of distribution adopted pursuant to rule 12b-1? (Y or N) ------------ Y
    NOTE: If answer is 'N' (No), jump to Screen 23 for your next screen.

41. During the period, did Registrant/Series use its assets directly to make payments under the 12b-1 plan? (Y or N) ------------------ Y
    NOTE: If answer is 'N' (No), go to next screen (Screen 22) and begin answering at question 44.

                              SCREEN NUMBER: 21

                                                          This page being
                                                          filed for series  9.

37. Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period? (Y or N) --- N
    NOTE: If answer is 'N' (No), go to item 39.

38. Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period.
    ($000's omitted) ------------------------------------------------- $     0

39. Were any account maintenance fees or other administrative fees imposed directly on shareholders during the current period? (Y or N) ----- N

40. During the period, did the Registrant/Series have a plan of distribution adopted pursuant to rule 12b-1? (Y or N) ------------ Y
    NOTE: If answer is 'N' (No), jump to Screen 23 for your next screen.

41. During the period, did Registrant/Series use its assets directly to make payments under the 12b-1 plan? (Y or N) ------------------ Y
    NOTE: If answer is 'N' (No), go to next screen (Screen 22) and begin answering at question 44.

                              SCREEN NUMBER: 21

                                                          This page being
                                                          filed for series 10.

37. Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period? (Y or N) --- N
    NOTE: If answer is 'N' (No), go to item 39.

38. Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period.
    ($000's omitted) ------------------------------------------------- $     0

39. Were any account maintenance fees or other administrative fees imposed directly on shareholders during the current period? (Y or N) ----- N

40. During the period, did the Registrant/Series have a plan of distribution adopted pursuant to rule 12b-1? (Y or N) ------------ Y
    NOTE: If answer is 'N' (No), jump to Screen 23 for your next screen.

41. During the period, did Registrant/Series use its assets directly to make payments under the 12b-1 plan? (Y or N) ------------------ Y
    NOTE: If answer is 'N' (No), go to next screen (Screen 22) and begin answering at question 44.

                              SCREEN NUMBER: 21

                                                          This page being
                                                          filed for series 11.

37. Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period? (Y or N) --- N
    NOTE: If answer is 'N' (No), go to item 39.

38. Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period.
    ($000's omitted) ------------------------------------------------- $     0

39. Were any account maintenance fees or other administrative fees imposed directly on shareholders during the current period? (Y or N) ----- N

40. During the period, did the Registrant/Series have a plan of distribution adopted pursuant to rule 12b-1? (Y or N) ------------ Y
    NOTE: If answer is 'N' (No), jump to Screen 23 for your next screen.

41. During the period, did Registrant/Series use its assets directly to make payments under the 12b-1 plan? (Y or N) ------------------ Y
    NOTE: If answer is 'N' (No), go to next screen (Screen 22) and begin answering at question 44.

                              SCREEN NUMBER: 21

                                                          This page being
                                                          filed for series 12.

37. Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period? (Y or N) --- N
    NOTE: If answer is 'N' (No), go to item 39.

38. Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period.
    ($000's omitted) ------------------------------------------------- $     0

39. Were any account maintenance fees or other administrative fees imposed directly on shareholders during the current period? (Y or N) ----- N

40. During the period, did the Registrant/Series have a plan of distribution adopted pursuant to rule 12b-1? (Y or N) ------------ Y
    NOTE: If answer is 'N' (No), jump to Screen 23 for your next screen.

41. During the period, did Registrant/Series use its assets directly to make payments under the 12b-1 plan? (Y or N) ------------------ Y
    NOTE: If answer is 'N' (No), go to next screen (Screen 22) and begin answering at question 44.

                              SCREEN NUMBER: 21

                                                          This page being
                                                          filed for series 13.

37. Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period? (Y or N) --- N
    NOTE: If answer is 'N' (No), go to item 39.

38. Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period.
    ($000's omitted) ------------------------------------------------- $     0

39. Were any account maintenance fees or other administrative fees imposed directly on shareholders during the current period? (Y or N) ----- N

40. During the period, did the Registrant/Series have a plan of distribution adopted pursuant to rule 12b-1? (Y or N) ------------ Y
    NOTE: If answer is 'N' (No), jump to Screen 23 for your next screen.

41. During the period, did Registrant/Series use its assets directly to make payments under the 12b-1 plan? (Y or N) ------------------ Y
    NOTE: If answer is 'N' (No), go to next screen (Screen 22) and begin answering at question 44.

                              SCREEN NUMBER: 21

                                                          This page being
42. For the current period, indicate the                  filed for series  1.
    percentage of total dollars paid directly
    by Registrant/Series under the 12b-1 plan for each of the following:
    (Round to the nearest whole percent)
   A) Advertising -------------------------------------------------   0%
   B) Printing and mailing of prospectuses to other than
      current shareholders ----------------------------------------   0%
   C) Payments to underwriters ------------------------------------ 100%
   D) Payments to brokers or dealers ------------------------------   0%
   E) Direct payments to sales personnel --------------------------   0%
   F) Payments to banks and savings and loans ---------------------   0%
   G) Other uses, incl. payments to investment adviser
      separate from the advisory fee ------------------------------   0%
   H) Unallocated payments made for a combination of such services    0%

43. Total amount paid directly by Registrant/Series pursuant
    to its 12b-1 plan ($000's omitted) ---------------------------- $   814

44. If an investment adviser or other affiliated person of Registrant/Series made unreimbursed payments pursuant to Registrant's/Series' 12b-1 plan,
    state the total amount of such payments. ($000's omitted) ----- $     0


                              SCREEN NUMBER: 22

                                                          This page being
42. For the current period, indicate the                  filed for series  2.
    percentage of total dollars paid directly
    by Registrant/Series under the 12b-1 plan for each of the following:
    (Round to the nearest whole percent)
   A) Advertising -------------------------------------------------   0%
   B) Printing and mailing of prospectuses to other than
      current shareholders ----------------------------------------   0%
   C) Payments to underwriters ------------------------------------ 100%
   D) Payments to brokers or dealers ------------------------------   0%
   E) Direct payments to sales personnel --------------------------   0%
   F) Payments to banks and savings and loans ---------------------   0%
   G) Other uses, incl. payments to investment adviser
      separate from the advisory fee ------------------------------   0%
   H) Unallocated payments made for a combination of such services    0%

43. Total amount paid directly by Registrant/Series pursuant to its 12b-1 plan ($000's omitted) ---------------------------- $  5248

44. If an investment adviser or other affiliated person of Registrant/Series made unreimbursed payments pursuant to Registrant's/Series' 12b-1 plan,
    state the total amount of such payments. ($000's omitted) ----- $     0


                              SCREEN NUMBER: 22

                                                          This page being
42. For the current period, indicate the                  filed for series  3.
    percentage of total dollars paid directly
    by Registrant/Series under the 12b-1 plan for each of the following:
    (Round to the nearest whole percent)
   A) Advertising -------------------------------------------------   0%
   B) Printing and mailing of prospectuses to other than
      current shareholders ----------------------------------------   0%
   C) Payments to underwriters ------------------------------------ 100%
   D) Payments to brokers or dealers ------------------------------   0%
   E) Direct payments to sales personnel --------------------------   0%
   F) Payments to banks and savings and loans ---------------------   0%
   G) Other uses, incl. payments to investment adviser
      separate from the advisory fee ------------------------------   0%
   H) Unallocated payments made for a combination of such services    0%

43. Total amount paid directly by Registrant/Series pursuant
    to its 12b-1 plan ($000's omitted) ---------------------------- $   912

44. If an investment adviser or other affiliated person of Registrant/Series made unreimbursed payments pursuant to Registrant's/Series' 12b-1 plan,
    state the total amount of such payments. ($000's omitted) ----- $     0


                              SCREEN NUMBER: 22

                                                          This page being
42. For the current period, indicate the                  filed for series  4.
    percentage of total dollars paid directly
    by Registrant/Series under the 12b-1 plan for each of the following:
    (Round to the nearest whole percent)
   A) Advertising -------------------------------------------------   0%
   B) Printing and mailing of prospectuses to other than
      current shareholders ----------------------------------------   0%
   C) Payments to underwriters ------------------------------------ 100%
   D) Payments to brokers or dealers ------------------------------   0%
   E) Direct payments to sales personnel --------------------------   0%
   F) Payments to banks and savings and loans ---------------------   0%
   G) Other uses, incl. payments to investment adviser
      separate from the advisory fee ------------------------------   0%
   H) Unallocated payments made for a combination of such services    0%

43. Total amount paid directly by Registrant/Series pursuant to its 12b-1 plan ($000's omitted) ---------------------------- $  1505

44. If an investment adviser or other affiliated person of Registrant/Series made unreimbursed payments pursuant to Registrant's/Series' 12b-1 plan,
    state the total amount of such payments. ($000's omitted) ----- $     0


                              SCREEN NUMBER: 22

                                                          This page being
42. For the current period, indicate the                  filed for series  5.
    percentage of total dollars paid directly
    by Registrant/Series under the 12b-1 plan for each of the following:
    (Round to the nearest whole percent)
   A) Advertising -------------------------------------------------   0%
   B) Printing and mailing of prospectuses to other than
      current shareholders ----------------------------------------   0%
   C) Payments to underwriters ------------------------------------ 100%
   D) Payments to brokers or dealers ------------------------------   0%
   E) Direct payments to sales personnel --------------------------   0%
   F) Payments to banks and savings and loans ---------------------   0%
   G) Other uses, incl. payments to investment adviser
      separate from the advisory fee ------------------------------   0%
   H) Unallocated payments made for a combination of such services    0%

43. Total amount paid directly by Registrant/Series pursuant
    to its 12b-1 plan ($000's omitted) ---------------------------- $   507

44. If an investment adviser or other affiliated person of Registrant/Series made unreimbursed payments pursuant to Registrant's/Series' 12b-1 plan,
    state the total amount of such payments. ($000's omitted) ----- $     0


                              SCREEN NUMBER: 22

                                                          This page being
42. For the current period, indicate the                  filed for series  6.
    percentage of total dollars paid directly
    by Registrant/Series under the 12b-1 plan for each of the following:
    (Round to the nearest whole percent)
   A) Advertising -------------------------------------------------   0%
   B) Printing and mailing of prospectuses to other than
      current shareholders ----------------------------------------   0%
   C) Payments to underwriters ------------------------------------ 100%
   D) Payments to brokers or dealers ------------------------------   0%
   E) Direct payments to sales personnel --------------------------   0%
   F) Payments to banks and savings and loans ---------------------   0%
   G) Other uses, incl. payments to investment adviser
      separate from the advisory fee ------------------------------   0%
   H) Unallocated payments made for a combination of such services    0%

43. Total amount paid directly by Registrant/Series pursuant
    to its 12b-1 plan ($000's omitted) ---------------------------- $   285

44. If an investment adviser or other affiliated person of Registrant/Series made unreimbursed payments pursuant to Registrant's/Series' 12b-1 plan,
    state the total amount of such payments. ($000's omitted) ----- $     0


                              SCREEN NUMBER: 22

                                                          This page being
42. For the current period, indicate the                  filed for series  8.
    percentage of total dollars paid directly
    by Registrant/Series under the 12b-1 plan for each of the following:
    (Round to the nearest whole percent)
   A) Advertising -------------------------------------------------   0%
   B) Printing and mailing of prospectuses to other than
      current shareholders ----------------------------------------   0%
   C) Payments to underwriters ------------------------------------ 100%
   D) Payments to brokers or dealers ------------------------------   0%
   E) Direct payments to sales personnel --------------------------   0%
   F) Payments to banks and savings and loans ---------------------   0%
   G) Other uses, incl. payments to investment adviser
      separate from the advisory fee ------------------------------   0%
   H) Unallocated payments made for a combination of such services    0%

43. Total amount paid directly by Registrant/Series pursuant
    to its 12b-1 plan ($000's omitted) ---------------------------- $   539

44. If an investment adviser or other affiliated person of Registrant/Series made unreimbursed payments pursuant to Registrant's/Series' 12b-1 plan,
    state the total amount of such payments. ($000's omitted) ----- $     0


                              SCREEN NUMBER: 22

                                                          This page being
42. For the current period, indicate the                  filed for series  9.
    percentage of total dollars paid directly
    by Registrant/Series under the 12b-1 plan for each of the following:
    (Round to the nearest whole percent)
   A) Advertising -------------------------------------------------   0%
   B) Printing and mailing of prospectuses to other than
      current shareholders ----------------------------------------   0%
   C) Payments to underwriters ------------------------------------ 100%
   D) Payments to brokers or dealers ------------------------------   0%
   E) Direct payments to sales personnel --------------------------   0%
   F) Payments to banks and savings and loans ---------------------   0%
   G) Other uses, incl. payments to investment adviser
      separate from the advisory fee ------------------------------   0%
   H) Unallocated payments made for a combination of such services    0%

43. Total amount paid directly by Registrant/Series pursuant to its 12b-1 plan ($000's omitted) ---------------------------- $  1220

44. If an investment adviser or other affiliated person of Registrant/Series made unreimbursed payments pursuant to Registrant's/Series' 12b-1 plan,
    state the total amount of such payments. ($000's omitted) ----- $     0


                              SCREEN NUMBER: 22

                                                          This page being
42. For the current period, indicate the                  filed for series 10.
    percentage of total dollars paid directly
    by Registrant/Series under the 12b-1 plan for each of the following:
    (Round to the nearest whole percent)
   A) Advertising -------------------------------------------------   0%
   B) Printing and mailing of prospectuses to other than
      current shareholders ----------------------------------------   0%
   C) Payments to underwriters ------------------------------------ 100%
   D) Payments to brokers or dealers ------------------------------   0%
   E) Direct payments to sales personnel --------------------------   0%
   F) Payments to banks and savings and loans ---------------------   0%
   G) Other uses, incl. payments to investment adviser
      separate from the advisory fee ------------------------------   0%
   H) Unallocated payments made for a combination of such services    0%

43. Total amount paid directly by Registrant/Series pursuant to its 12b-1 plan ($000's omitted) ---------------------------- $  5424

44. If an investment adviser or other affiliated person of Registrant/Series made unreimbursed payments pursuant to Registrant's/Series' 12b-1 plan,
    state the total amount of such payments. ($000's omitted) ----- $     0


                              SCREEN NUMBER: 22

                                                          This page being
42. For the current period, indicate the                  filed for series 11.
    percentage of total dollars paid directly
    by Registrant/Series under the 12b-1 plan for each of the following:
    (Round to the nearest whole percent)
   A) Advertising -------------------------------------------------   0%
   B) Printing and mailing of prospectuses to other than
      current shareholders ----------------------------------------   0%
   C) Payments to underwriters ------------------------------------ 100%
   D) Payments to brokers or dealers ------------------------------   0%
   E) Direct payments to sales personnel --------------------------   0%
   F) Payments to banks and savings and loans ---------------------   0%
   G) Other uses, incl. payments to investment adviser
      separate from the advisory fee ------------------------------   0%
   H) Unallocated payments made for a combination of such services    0%

43. Total amount paid directly by Registrant/Series pursuant to its 12b-1 plan ($000's omitted) ---------------------------- $  1946

44. If an investment adviser or other affiliated person of Registrant/Series made unreimbursed payments pursuant to Registrant's/Series' 12b-1 plan,
    state the total amount of such payments. ($000's omitted) ----- $     0


                              SCREEN NUMBER: 22

                                                          This page being
42. For the current period, indicate the                  filed for series 12.
    percentage of total dollars paid directly
    by Registrant/Series under the 12b-1 plan for each of the following:
    (Round to the nearest whole percent)
   A) Advertising -------------------------------------------------   0%
   B) Printing and mailing of prospectuses to other than
      current shareholders ----------------------------------------   0%
   C) Payments to underwriters ------------------------------------ 100%
   D) Payments to brokers or dealers ------------------------------   0%
   E) Direct payments to sales personnel --------------------------   0%
   F) Payments to banks and savings and loans ---------------------   0%
   G) Other uses, incl. payments to investment adviser
      separate from the advisory fee ------------------------------   0%
   H) Unallocated payments made for a combination of such services    0%

43. Total amount paid directly by Registrant/Series pursuant to its 12b-1 plan ($000's omitted) ---------------------------- $  1870

44. If an investment adviser or other affiliated person of Registrant/Series made unreimbursed payments pursuant to Registrant's/Series' 12b-1 plan,
    state the total amount of such payments. ($000's omitted) ----- $     0


                              SCREEN NUMBER: 22

                                                          This page being
42. For the current period, indicate the                  filed for series 13.
    percentage of total dollars paid directly
    by Registrant/Series under the 12b-1 plan for each of the following:
    (Round to the nearest whole percent)
   A) Advertising -------------------------------------------------   0%
   B) Printing and mailing of prospectuses to other than
      current shareholders ----------------------------------------   0%
   C) Payments to underwriters ------------------------------------ 100%
   D) Payments to brokers or dealers ------------------------------   0%
   E) Direct payments to sales personnel --------------------------   0%
   F) Payments to banks and savings and loans ---------------------   0%
   G) Other uses, incl. payments to investment adviser
      separate from the advisory fee ------------------------------   0%
   H) Unallocated payments made for a combination of such services    0%

43. Total amount paid directly by Registrant/Series pursuant to its 12b-1 plan ($000's omitted) ---------------------------- $  1763

44. If an investment adviser or other affiliated person of Registrant/Series made unreimbursed payments pursuant to Registrant's/Series' 12b-1 plan,
    state the total amount of such payments. ($000's omitted) ----- $     0


                              SCREEN NUMBER: 22

Contracts                                                 This page being
                                                          filed for series  1.
45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ Y
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.
                                              SINGLE FEE RATE -------  0.000%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $  200000                            0.750%
    B) of next -              $  300000                            0.700%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $  500000                            0.650%
                              SCREEN NUMBER: 23

Contracts                                                 This page being
                                                          filed for series  2.
45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ N
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.
                                              SINGLE FEE RATE -------  0.000%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $  200000                            0.750%
    B) of next -              $  300000                            0.700%
    C) of next -              $ 1500000                            0.650%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $ 2000000                            0.600%
                              SCREEN NUMBER: 23

Contracts                                                 This page being
                                                          filed for series  3.
45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ Y
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.
                                              SINGLE FEE RATE -------  0.000%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $  200000                            0.750%
    B) of next -              $  300000                            0.700%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $  500000                            0.650%
                              SCREEN NUMBER: 23

Contracts                                                 This page being
                                                          filed for series  4.
45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ Y
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.
                                              SINGLE FEE RATE -------  0.000%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $  100000                            0.500%
    B) of next -              $       0                            0.000%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $  100000                            0.375%
                              SCREEN NUMBER: 23

Contracts                                                 This page being
                                                          filed for series  5.
45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ Y
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.
                                              SINGLE FEE RATE -------  0.000%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $  100000                            0.500%
    B) of next -              $       0                            0.000%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $  100000                            0.375%
                              SCREEN NUMBER: 23

Contracts                                                 This page being
                                                          filed for series  6.
45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ Y
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.
                                              SINGLE FEE RATE -------  0.000%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $  200000                            0.650%
    B) of next -              $  300000                            0.625%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $  500000                            0.600%
                              SCREEN NUMBER: 23

Contracts                                                 This page being
                                                          filed for series  7.
45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) ---------------
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) -------------------------------------------------
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.
                                              SINGLE FEE RATE -------  0.000%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $       0                            0.000%
    B) of next -              $       0                            0.000%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $       0                            0.000%
                              SCREEN NUMBER: 23

Contracts                                                 This page being
                                                          filed for series  8.
45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ Y
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.
                                              SINGLE FEE RATE -------  0.000%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $  200000                            0.900%
    B) of next -              $  300000                            0.850%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $  500000                            0.800%
                              SCREEN NUMBER: 23

Contracts                                                 This page being
                                                          filed for series  9.
45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ Y
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.
                                              SINGLE FEE RATE -------  0.000%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $  200000                            0.750%
    B) of next -              $  300000                            0.700%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $  500000                            0.650%
                              SCREEN NUMBER: 23

Contracts                                                 This page being
                                                          filed for series 10.
45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ Y
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.
                                              SINGLE FEE RATE -------  0.000%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $ 1000000                            1.050%
    B) of next -              $       0                            0.000%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $ 1000000                            1.000%
                              SCREEN NUMBER: 23

Contracts                                                 This page being
                                                          filed for series 11.
45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ Y
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.
                                              SINGLE FEE RATE -------  0.000%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $  200000                            0.650%
    B) of next -              $       0                            0.000%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $  200000                            0.600%
                              SCREEN NUMBER: 23

Contracts                                                 This page being
                                                          filed for series 12.
45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ Y
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.
                                              SINGLE FEE RATE -------  1.050%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $       0                            0.000%
    B) of next -              $       0                            0.000%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $       0                            0.000%
                              SCREEN NUMBER: 23

Contracts                                                 This page being
                                                          filed for series 13.
45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ Y
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.
                                              SINGLE FEE RATE -------  1.050%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $       0                            0.000%
    B) of next -              $       0                            0.000%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $       0                            0.000%
                              SCREEN NUMBER: 23

                                                          This page being
    ADVISORY FEE                                          filed for series  1.

                                                                      (Y or N)
49. Was Registrant's/Series' advisory fee during the period based
    solely on a percentage of its income? --------------------------    N

50. Was Registrant's/Series' advisory fee during the period based
    on some combined percentage of its income & assets? ------------    N

51. Was Registrant's/Series' advisory fee during the period based
    in whole or in part on its investment performance? -------------    N

52. Was Registrant's/Series' advisory fee during the period based in whole or in part upon the assets, income or performance of
    other registrants? ---------------------------------------------    N

53.A) Were the expenses of the Registrant/Series limited or re-
      duced at any time during the period by some agreement or
      understanding other than by blue sky laws? -------------------    N
      [ If 53A is 'Y' (Yes), was limitation that applied during
         current period based upon: ]
                                     B) Assets?   C) Income?      (Y or N)

                              SCREEN NUMBER: 24

                                                          This page being
    ADVISORY FEE                                          filed for series  2.

                                                                      (Y or N)
49. Was Registrant's/Series' advisory fee during the period based
    solely on a percentage of its income? --------------------------    N

50. Was Registrant's/Series' advisory fee during the period based
    on some combined percentage of its income & assets? ------------    N

51. Was Registrant's/Series' advisory fee during the period based
    in whole or in part on its investment performance? -------------    N

52. Was Registrant's/Series' advisory fee during the period based in whole or in part upon the assets, income or performance of
    other registrants? ---------------------------------------------    N

53.A) Were the expenses of the Registrant/Series limited or re-
      duced at any time during the period by some agreement or
      understanding other than by blue sky laws? -------------------    N
      [ If 53A is 'Y' (Yes), was limitation that applied during
         current period based upon: ]
                                     B) Assets?   C) Income?      (Y or N)

                              SCREEN NUMBER: 24

                                                          This page being
    ADVISORY FEE                                          filed for series  3.

                                                                      (Y or N)
49. Was Registrant's/Series' advisory fee during the period based
    solely on a percentage of its income? --------------------------    N

50. Was Registrant's/Series' advisory fee during the period based
    on some combined percentage of its income & assets? ------------    N

51. Was Registrant's/Series' advisory fee during the period based
    in whole or in part on its investment performance? -------------    N

52. Was Registrant's/Series' advisory fee during the period based in whole or in part upon the assets, income or performance of
    other registrants? ---------------------------------------------    N

53.A) Were the expenses of the Registrant/Series limited or re-
      duced at any time during the period by some agreement or
      understanding other than by blue sky laws? -------------------    N
      [ If 53A is 'Y' (Yes), was limitation that applied during
         current period based upon: ]
                                     B) Assets?   C) Income?      (Y or N)

                              SCREEN NUMBER: 24

                                                          This page being
    ADVISORY FEE                                          filed for series  4.

                                                                      (Y or N)
49. Was Registrant's/Series' advisory fee during the period based
    solely on a percentage of its income? --------------------------    N

50. Was Registrant's/Series' advisory fee during the period based
    on some combined percentage of its income & assets? ------------    N

51. Was Registrant's/Series' advisory fee during the period based
    in whole or in part on its investment performance? -------------    N

52. Was Registrant's/Series' advisory fee during the period based in whole or in part upon the assets, income or performance of
    other registrants? ---------------------------------------------    N

53.A) Were the expenses of the Registrant/Series limited or re-
      duced at any time during the period by some agreement or
      understanding other than by blue sky laws? -------------------    N
      [ If 53A is 'Y' (Yes), was limitation that applied during
         current period based upon: ]
                                     B) Assets?   C) Income?      (Y or N)

                              SCREEN NUMBER: 24

                                                          This page being
    ADVISORY FEE                                          filed for series  5.

                                                                      (Y or N)
49. Was Registrant's/Series' advisory fee during the period based
    solely on a percentage of its income? --------------------------    N

50. Was Registrant's/Series' advisory fee during the period based
    on some combined percentage of its income & assets? ------------    N

51. Was Registrant's/Series' advisory fee during the period based
    in whole or in part on its investment performance? -------------    N

52. Was Registrant's/Series' advisory fee during the period based in whole or in part upon the assets, income or performance of
    other registrants? ---------------------------------------------    N

53.A) Were the expenses of the Registrant/Series limited or re-
      duced at any time during the period by some agreement or
      understanding other than by blue sky laws? -------------------    N
      [ If 53A is 'Y' (Yes), was limitation that applied during
         current period based upon: ]
                                     B) Assets?   C) Income?      (Y or N)

                              SCREEN NUMBER: 24

                                                          This page being
    ADVISORY FEE                                          filed for series  6.

                                                                      (Y or N)
49. Was Registrant's/Series' advisory fee during the period based
    solely on a percentage of its income? --------------------------    N

50. Was Registrant's/Series' advisory fee during the period based
    on some combined percentage of its income & assets? ------------    N

51. Was Registrant's/Series' advisory fee during the period based
    in whole or in part on its investment performance? -------------    N

52. Was Registrant's/Series' advisory fee during the period based in whole or in part upon the assets, income or performance of
    other registrants? ---------------------------------------------    N

53.A) Were the expenses of the Registrant/Series limited or re-
      duced at any time during the period by some agreement or
      understanding other than by blue sky laws? -------------------    N
      [ If 53A is 'Y' (Yes), was limitation that applied during
         current period based upon: ]
                                     B) Assets?   C) Income?      (Y or N)

                              SCREEN NUMBER: 24

                                                          This page being
    ADVISORY FEE                                          filed for series  8.

                                                                      (Y or N)
49. Was Registrant's/Series' advisory fee during the period based
    solely on a percentage of its income? --------------------------    N

50. Was Registrant's/Series' advisory fee during the period based
    on some combined percentage of its income & assets? ------------    N

51. Was Registrant's/Series' advisory fee during the period based
    in whole or in part on its investment performance? -------------    N

52. Was Registrant's/Series' advisory fee during the period based in whole or in part upon the assets, income or performance of
    other registrants? ---------------------------------------------    N

53.A) Were the expenses of the Registrant/Series limited or re-
      duced at any time during the period by some agreement or
      understanding other than by blue sky laws? -------------------    N
      [ If 53A is 'Y' (Yes), was limitation that applied during
         current period based upon: ]
                                     B) Assets?   C) Income?      (Y or N)

                              SCREEN NUMBER: 24

                                                          This page being
    ADVISORY FEE                                          filed for series  9.

                                                                      (Y or N)
49. Was Registrant's/Series' advisory fee during the period based
    solely on a percentage of its income? --------------------------    N

50. Was Registrant's/Series' advisory fee during the period based
    on some combined percentage of its income & assets? ------------    N

51. Was Registrant's/Series' advisory fee during the period based
    in whole or in part on its investment performance? -------------    N

52. Was Registrant's/Series' advisory fee during the period based in whole or in part upon the assets, income or performance of
    other registrants? ---------------------------------------------    N

53.A) Were the expenses of the Registrant/Series limited or re-
      duced at any time during the period by some agreement or
      understanding other than by blue sky laws? -------------------    N
      [ If 53A is 'Y' (Yes), was limitation that applied during
         current period based upon: ]
                                     B) Assets?   C) Income?      (Y or N)

                              SCREEN NUMBER: 24

                                                          This page being
    ADVISORY FEE                                          filed for series 10.

                                                                      (Y or N)
49. Was Registrant's/Series' advisory fee during the period based
    solely on a percentage of its income? --------------------------    N

50. Was Registrant's/Series' advisory fee during the period based
    on some combined percentage of its income & assets? ------------    N

51. Was Registrant's/Series' advisory fee during the period based
    in whole or in part on its investment performance? -------------    N

52. Was Registrant's/Series' advisory fee during the period based in whole or in part upon the assets, income or performance of
    other registrants? ---------------------------------------------    N

53.A) Were the expenses of the Registrant/Series limited or re-
      duced at any time during the period by some agreement or
      understanding other than by blue sky laws? -------------------    N
      [ If 53A is 'Y' (Yes), was limitation that applied during
         current period based upon: ]
                                     B) Assets?   C) Income?      (Y or N)

                              SCREEN NUMBER: 24

                                                          This page being
    ADVISORY FEE                                          filed for series 11.

                                                                      (Y or N)
49. Was Registrant's/Series' advisory fee during the period based
    solely on a percentage of its income? --------------------------    N

50. Was Registrant's/Series' advisory fee during the period based
    on some combined percentage of its income & assets? ------------    N

51. Was Registrant's/Series' advisory fee during the period based
    in whole or in part on its investment performance? -------------    N

52. Was Registrant's/Series' advisory fee during the period based in whole or in part upon the assets, income or performance of
    other registrants? ---------------------------------------------    N

53.A) Were the expenses of the Registrant/Series limited or re-
      duced at any time during the period by some agreement or
      understanding other than by blue sky laws? -------------------    N
      [ If 53A is 'Y' (Yes), was limitation that applied during
         current period based upon: ]
                                     B) Assets?   C) Income?      (Y or N)

                              SCREEN NUMBER: 24

                                                          This page being
    ADVISORY FEE                                          filed for series 12.

                                                                      (Y or N)
49. Was Registrant's/Series' advisory fee during the period based
    solely on a percentage of its income? --------------------------    N

50. Was Registrant's/Series' advisory fee during the period based
    on some combined percentage of its income & assets? ------------    N

51. Was Registrant's/Series' advisory fee during the period based
    in whole or in part on its investment performance? -------------    N

52. Was Registrant's/Series' advisory fee during the period based in whole or in part upon the assets, income or performance of
    other registrants? ---------------------------------------------    N

53.A) Were the expenses of the Registrant/Series limited or re-
      duced at any time during the period by some agreement or
      understanding other than by blue sky laws? -------------------    N
      [ If 53A is 'Y' (Yes), was limitation that applied during
         current period based upon: ]
                                     B) Assets?   C) Income?      (Y or N)

                              SCREEN NUMBER: 24

                                                          This page being
    ADVISORY FEE                                          filed for series 13.

                                                                      (Y or N)
49. Was Registrant's/Series' advisory fee during the period based
    solely on a percentage of its income? --------------------------    N

50. Was Registrant's/Series' advisory fee during the period based
    on some combined percentage of its income & assets? ------------    N

51. Was Registrant's/Series' advisory fee during the period based
    in whole or in part on its investment performance? -------------    N

52. Was Registrant's/Series' advisory fee during the period based in whole or in part upon the assets, income or performance of
    other registrants? ---------------------------------------------    N

53.A) Were the expenses of the Registrant/Series limited or re-
      duced at any time during the period by some agreement or
      understanding other than by blue sky laws? -------------------    N
      [ If 53A is 'Y' (Yes), was limitation that applied during
         current period based upon: ]
                                     B) Assets?   C) Income?      (Y or N)

                              SCREEN NUMBER: 24

                                                          This page being
                                                          filed for ALL series.

54. Indicate below whether services were supplied or paid for wholly or in substantial part by investment adviser(s) or administrator(s) in connection with the advisory or administrative contract(s) but for which the adviser(s) or administrator(s) are not reimbursed by the Registrant:
                                                                       (Y or N)
  A) Occupancy and office rental ------------------------------------------ Y
  B) Clerical and bookkeeping services ------------------------------------ Y
  C) Accounting services -------------------------------------------------- N
  D) Services of independent auditors ------------------------------------- N
  E) Services of outside counsel ------------------------------------------ N
  F) Registration and filing fees ----------------------------------------- N
  G) Stationery, supplies and printing ------------------------------------ N
  H) Salaries & compensation of Registrant's interested directors --------- Y
  I) Salaries & compensation of Registrant's disinterested directors ------ N
  J) Salaries & compensation of Registrant's officers who are not directors Y
  K) Reports to current shareholders -------------------------------------- Y
  L) Determination of offering and redemption prices ---------------------- N
  M) Trading department --------------------------------------------------- Y
  N) Prospectus preparation and printing for current shareholders --------- Y
  O) Other ---------------------------------------------------------------- N

                              SCREEN NUMBER: 25

                                                          This page being
                                                          filed for series  1.
    MISCELLANEOUS INFORMATION


55. Did Registrant/Series have any of the following
    outstanding at any time during the current period               (Y or N)
    which exceeded 1% of aggregate net assets?

    A) Overdrafts --------------------------------------------------    Y
    B) Bank Loans --------------------------------------------------    N


56. During the period did the Registrant's/Series' investment adviser(s)
    have advisory clients other than investment companies? ---------    Y


57. Did the Registrant/Series adjust the number of its shares
    outstanding by means of a stock split or stock dividend? -------    N





                              SCREEN NUMBER: 26

                                                          This page being
                                                          filed for series  2.
    MISCELLANEOUS INFORMATION


55. Did Registrant/Series have any of the following
    outstanding at any time during the current period               (Y or N)
    which exceeded 1% of aggregate net assets?

    A) Overdrafts --------------------------------------------------    N
    B) Bank Loans --------------------------------------------------    N


56. During the period did the Registrant's/Series' investment adviser(s)
    have advisory clients other than investment companies? ---------    Y


57. Did the Registrant/Series adjust the number of its shares
    outstanding by means of a stock split or stock dividend? -------    N





                              SCREEN NUMBER: 26

                                                          This page being
                                                          filed for series  3.
    MISCELLANEOUS INFORMATION


55. Did Registrant/Series have any of the following
    outstanding at any time during the current period               (Y or N)
    which exceeded 1% of aggregate net assets?

    A) Overdrafts --------------------------------------------------    Y
    B) Bank Loans --------------------------------------------------    N


56. During the period did the Registrant's/Series' investment adviser(s)
    have advisory clients other than investment companies? ---------    Y


57. Did the Registrant/Series adjust the number of its shares
    outstanding by means of a stock split or stock dividend? -------    N





                              SCREEN NUMBER: 26

                                                          This page being
                                                          filed for series  4.
    MISCELLANEOUS INFORMATION


55. Did Registrant/Series have any of the following
    outstanding at any time during the current period               (Y or N)
    which exceeded 1% of aggregate net assets?

    A) Overdrafts --------------------------------------------------    Y
    B) Bank Loans --------------------------------------------------    N


56. During the period did the Registrant's/Series' investment adviser(s)
    have advisory clients other than investment companies? ---------    Y


57. Did the Registrant/Series adjust the number of its shares
    outstanding by means of a stock split or stock dividend? -------    N





                              SCREEN NUMBER: 26

                                                          This page being
                                                          filed for series  5.
    MISCELLANEOUS INFORMATION


55. Did Registrant/Series have any of the following
    outstanding at any time during the current period               (Y or N)
    which exceeded 1% of aggregate net assets?

    A) Overdrafts --------------------------------------------------    Y
    B) Bank Loans --------------------------------------------------    N


56. During the period did the Registrant's/Series' investment adviser(s)
    have advisory clients other than investment companies? ---------    Y


57. Did the Registrant/Series adjust the number of its shares
    outstanding by means of a stock split or stock dividend? -------    N





                              SCREEN NUMBER: 26

                                                          This page being
                                                          filed for series  6.
    MISCELLANEOUS INFORMATION


55. Did Registrant/Series have any of the following
    outstanding at any time during the current period               (Y or N)
    which exceeded 1% of aggregate net assets?

    A) Overdrafts --------------------------------------------------    Y
    B) Bank Loans --------------------------------------------------    N


56. During the period did the Registrant's/Series' investment adviser(s)
    have advisory clients other than investment companies? ---------    Y


57. Did the Registrant/Series adjust the number of its shares
    outstanding by means of a stock split or stock dividend? -------    N





                              SCREEN NUMBER: 26

                                                          This page being
                                                          filed for series  8.
    MISCELLANEOUS INFORMATION


55. Did Registrant/Series have any of the following
    outstanding at any time during the current period               (Y or N)
    which exceeded 1% of aggregate net assets?

    A) Overdrafts --------------------------------------------------    N
    B) Bank Loans --------------------------------------------------    N


56. During the period did the Registrant's/Series' investment adviser(s)
    have advisory clients other than investment companies? ---------    Y


57. Did the Registrant/Series adjust the number of its shares
    outstanding by means of a stock split or stock dividend? -------    N





                              SCREEN NUMBER: 26

                                                          This page being
                                                          filed for series  9.
    MISCELLANEOUS INFORMATION


55. Did Registrant/Series have any of the following
    outstanding at any time during the current period               (Y or N)
    which exceeded 1% of aggregate net assets?

    A) Overdrafts --------------------------------------------------    N
    B) Bank Loans --------------------------------------------------    N


56. During the period did the Registrant's/Series' investment adviser(s)
    have advisory clients other than investment companies? ---------    Y


57. Did the Registrant/Series adjust the number of its shares
    outstanding by means of a stock split or stock dividend? -------    N





                              SCREEN NUMBER: 26

                                                          This page being
                                                          filed for series 10.
    MISCELLANEOUS INFORMATION


55. Did Registrant/Series have any of the following
    outstanding at any time during the current period               (Y or N)
    which exceeded 1% of aggregate net assets?

    A) Overdrafts --------------------------------------------------    Y
    B) Bank Loans --------------------------------------------------    N


56. During the period did the Registrant's/Series' investment adviser(s)
    have advisory clients other than investment companies? ---------    Y


57. Did the Registrant/Series adjust the number of its shares
    outstanding by means of a stock split or stock dividend? -------    N





                              SCREEN NUMBER: 26

                                                          This page being
                                                          filed for series 11.
    MISCELLANEOUS INFORMATION


55. Did Registrant/Series have any of the following
    outstanding at any time during the current period               (Y or N)
    which exceeded 1% of aggregate net assets?

    A) Overdrafts --------------------------------------------------    N
    B) Bank Loans --------------------------------------------------    N


56. During the period did the Registrant's/Series' investment adviser(s)
    have advisory clients other than investment companies? ---------    Y


57. Did the Registrant/Series adjust the number of its shares
    outstanding by means of a stock split or stock dividend? -------    N





                              SCREEN NUMBER: 26

                                                          This page being
                                                          filed for series 12.
    MISCELLANEOUS INFORMATION


55. Did Registrant/Series have any of the following
    outstanding at any time during the current period               (Y or N)
    which exceeded 1% of aggregate net assets?

    A) Overdrafts --------------------------------------------------    Y
    B) Bank Loans --------------------------------------------------    N


56. During the period did the Registrant's/Series' investment adviser(s)
    have advisory clients other than investment companies? ---------    Y


57. Did the Registrant/Series adjust the number of its shares
    outstanding by means of a stock split or stock dividend? -------    N





                              SCREEN NUMBER: 26

                                                          This page being
                                                          filed for series 13.
    MISCELLANEOUS INFORMATION


55. Did Registrant/Series have any of the following
    outstanding at any time during the current period               (Y or N)
    which exceeded 1% of aggregate net assets?

    A) Overdrafts --------------------------------------------------    Y
    B) Bank Loans --------------------------------------------------    N


56. During the period did the Registrant's/Series' investment adviser(s)
    have advisory clients other than investment companies? ---------    Y


57. Did the Registrant/Series adjust the number of its shares
    outstanding by means of a stock split or stock dividend? -------    N





                              SCREEN NUMBER: 26

                                                          This page being
      CLASSIFICATION                                      filed for series  1.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company?    N
      If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:
      B) Variable annuity contracts? ---------------------------------
      C) Scheduled premium variable life contracts? ------------------
      D) Flexible premium variable life contracts? -------------------
      E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    Y
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    Y

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $    2500

                              SCREEN NUMBER: 27

                                                          This page being
      CLASSIFICATION                                      filed for series  2.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company?    N
      If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:
      B) Variable annuity contracts? ---------------------------------
      C) Scheduled premium variable life contracts? ------------------
      D) Flexible premium variable life contracts? -------------------
      E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    Y
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    Y

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $    2500

                              SCREEN NUMBER: 27

                                                          This page being
      CLASSIFICATION                                      filed for series  3.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company?    N
      If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:
      B) Variable annuity contracts? ---------------------------------
      C) Scheduled premium variable life contracts? ------------------
      D) Flexible premium variable life contracts? -------------------
      E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    Y
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    Y

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $    2500

                              SCREEN NUMBER: 27

                                                          This page being
      CLASSIFICATION                                      filed for series  4.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company?    N
      If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:
      B) Variable annuity contracts? ---------------------------------
      C) Scheduled premium variable life contracts? ------------------
      D) Flexible premium variable life contracts? -------------------
      E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    Y
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    Y

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $    2500

                              SCREEN NUMBER: 27

                                                          This page being
      CLASSIFICATION                                      filed for series  5.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company?    N
      If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:
      B) Variable annuity contracts? ---------------------------------
      C) Scheduled premium variable life contracts? ------------------
      D) Flexible premium variable life contracts? -------------------
      E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    Y
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    Y

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $    2500

                              SCREEN NUMBER: 27

                                                          This page being
      CLASSIFICATION                                      filed for series  6.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company?    N
      If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:
      B) Variable annuity contracts? ---------------------------------
      C) Scheduled premium variable life contracts? ------------------
      D) Flexible premium variable life contracts? -------------------
      E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    Y
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    Y

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $    2500

                              SCREEN NUMBER: 27

                                                          This page being
      CLASSIFICATION                                      filed for series  8.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company?    N
      If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:
      B) Variable annuity contracts? ---------------------------------
      C) Scheduled premium variable life contracts? ------------------
      D) Flexible premium variable life contracts? -------------------
      E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    Y
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    Y

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $    2500

                              SCREEN NUMBER: 27

                                                          This page being
      CLASSIFICATION                                      filed for series  9.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company?    N
      If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:
      B) Variable annuity contracts? ---------------------------------
      C) Scheduled premium variable life contracts? ------------------
      D) Flexible premium variable life contracts? -------------------
      E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    Y
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    Y

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $    2500

                              SCREEN NUMBER: 27

                                                          This page being
      CLASSIFICATION                                      filed for series 10.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company?    N
      If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:
      B) Variable annuity contracts? ---------------------------------
      C) Scheduled premium variable life contracts? ------------------
      D) Flexible premium variable life contracts? -------------------
      E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    Y
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    Y

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $    2500

                              SCREEN NUMBER: 27

                                                          This page being
      CLASSIFICATION                                      filed for series 11.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company?    N
      If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:
      B) Variable annuity contracts? ---------------------------------
      C) Scheduled premium variable life contracts? ------------------
      D) Flexible premium variable life contracts? -------------------
      E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    Y
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    Y

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $    2500

                              SCREEN NUMBER: 27

                                                          This page being
      CLASSIFICATION                                      filed for series 12.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company?    N
      If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:
      B) Variable annuity contracts? ---------------------------------
      C) Scheduled premium variable life contracts? ------------------
      D) Flexible premium variable life contracts? -------------------
      E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    Y
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    Y

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $    2500

                              SCREEN NUMBER: 27

                                                          This page being
      CLASSIFICATION                                      filed for series 13.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company?    N
      If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:
      B) Variable annuity contracts? ---------------------------------
      C) Scheduled premium variable life contracts? ------------------
      D) Flexible premium variable life contracts? -------------------
      E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    Y
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    Y

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $    2500

                              SCREEN NUMBER: 27

                                                          This page being
      CLASSIFICATION                                      filed for series 41.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company?
      If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:
      B) Variable annuity contracts? ---------------------------------
      C) Scheduled premium variable life contracts? ------------------
      D) Flexible premium variable life contracts? -------------------
      E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------

60.A) Was Registrant/Series a diversified investment company at any time during the reporting period? ------------------------------
   B) Is Registrant/Series a diversified investment company as of the end of the reporting period? -----------------------------------

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $       0

                              SCREEN NUMBER: 27

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  1.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   N
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  2.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   N
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  3.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   N
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  4.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   Y
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               1.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          7.1% N) U.S. Government Agency  27.1%
O) State and Municipal tax-free           0.0% P) Corporate               58.3%
Q) All other                              4.5%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  5.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   Y
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free          98.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  6.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   Y
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.6% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                         63.9% N) U.S. Government Agency  33.9%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  8.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   N
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  9.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   N
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series 10.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   N
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series 11.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   Y
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  3.9% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate               88.5%
Q) All other                              0.0%

R) Investments other than debt securities   6.3%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series 12.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   N
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series 13.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   N
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

                                                          This page being
                                                          filed for series  1.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B: 0.0  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) -----------------------------------

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) --------------------------------------
      [If answer is 'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

                                                          This page being
                                                          filed for series  2.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B: 0.0  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) -----------------------------------

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) --------------------------------------
      [If answer is 'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

                                                          This page being
                                                          filed for series  3.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B: 0.0  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) -----------------------------------

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) --------------------------------------
      [If answer is 'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

                                                          This page being
                                                          filed for series  4.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B: 9.4  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) ----------------------------------- N

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) -------------------------------------- N
      [If answer is 'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

                                                          This page being
                                                          filed for series  5.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B:16.6  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) ----------------------------------- N

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) -------------------------------------- N
      [If answer is 'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

                                                          This page being
                                                          filed for series  6.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B:13.3  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) ----------------------------------- N

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) -------------------------------------- N
      [If answer is 'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

                                                          This page being
                                                          filed for series  7.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B: 0.0  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) -----------------------------------

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) --------------------------------------
      [If answer is 'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

                                                          This page being
                                                          filed for series  8.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B: 0.0  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) -----------------------------------

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) --------------------------------------
      [If answer is 'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

                                                          This page being
                                                          filed for series  9.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B: 0.0  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) -----------------------------------

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) --------------------------------------
      [If answer is 'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

                                                          This page being
                                                          filed for series 10.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B: 0.0  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) -----------------------------------

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) --------------------------------------
      [If answer is 'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

                                                          This page being
                                                          filed for series 11.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B:16.8  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) -----------------------------------

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) --------------------------------------
      [If answer is 'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

                                                          This page being
                                                          filed for series 12.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B: 0.0  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) -----------------------------------

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) --------------------------------------
      [If answer is 'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

                                                          This page being
                                                          filed for series 13.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B: 0.0  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) -----------------------------------

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) --------------------------------------
      [If answer is 'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

66.A) Is the Registrant/Series a fund that                This page being
      usually invests in equity securities,               filed for series  1.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- Y
If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation --------------------------- N
         C) Capital appreciation -------------------------------------- N
         D) Growth ---------------------------------------------------- N
         E) Growth and income ----------------------------------------- Y
         F) Income ---------------------------------------------------- N
         G) Total return ---------------------------------------------- N

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- Y
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                              SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that                This page being
      usually invests in equity securities,               filed for series  2.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- Y
If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation --------------------------- N
         C) Capital appreciation -------------------------------------- N
         D) Growth ---------------------------------------------------- Y
         E) Growth and income ----------------------------------------- N
         F) Income ---------------------------------------------------- N
         G) Total return ---------------------------------------------- N

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                              SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that                This page being
      usually invests in equity securities,               filed for series  3.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- Y
If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation --------------------------- N
         C) Capital appreciation -------------------------------------- N
         D) Growth ---------------------------------------------------- Y
         E) Growth and income ----------------------------------------- N
         F) Income ---------------------------------------------------- N
         G) Total return ---------------------------------------------- N

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                              SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that                This page being
      usually invests in equity securities,               filed for series  4.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- N
If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation ---------------------------
         C) Capital appreciation --------------------------------------
         D) Growth ----------------------------------------------------
         E) Growth and income -----------------------------------------
         F) Income ----------------------------------------------------
         G) Total return ----------------------------------------------

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                              SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that                This page being
      usually invests in equity securities,               filed for series  5.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- N
If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation ---------------------------
         C) Capital appreciation --------------------------------------
         D) Growth ----------------------------------------------------
         E) Growth and income -----------------------------------------
         F) Income ----------------------------------------------------
         G) Total return ----------------------------------------------

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                              SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that                This page being
      usually invests in equity securities,               filed for series  6.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- N
If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation ---------------------------
         C) Capital appreciation --------------------------------------
         D) Growth ----------------------------------------------------
         E) Growth and income -----------------------------------------
         F) Income ----------------------------------------------------
         G) Total return ----------------------------------------------

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                              SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that                This page being
      usually invests in equity securities,               filed for series  8.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- Y
If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation --------------------------- N
         C) Capital appreciation -------------------------------------- N
         D) Growth ---------------------------------------------------- N
         E) Growth and income ----------------------------------------- N
         F) Income ---------------------------------------------------- N
         G) Total return ---------------------------------------------- Y

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- Y
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                              SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that                This page being
      usually invests in equity securities,               filed for series  9.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- Y
If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation --------------------------- N
         C) Capital appreciation -------------------------------------- N
         D) Growth ---------------------------------------------------- Y
         E) Growth and income ----------------------------------------- N
         F) Income ---------------------------------------------------- N
         G) Total return ---------------------------------------------- N

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                              SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that                This page being
      usually invests in equity securities,               filed for series 10.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- Y
If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation --------------------------- N
         C) Capital appreciation -------------------------------------- N
         D) Growth ---------------------------------------------------- Y
         E) Growth and income ----------------------------------------- N
         F) Income ---------------------------------------------------- N
         G) Total return ---------------------------------------------- N

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                              SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that                This page being
      usually invests in equity securities,               filed for series 11.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- N
If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation ---------------------------
         C) Capital appreciation --------------------------------------
         D) Growth ----------------------------------------------------
         E) Growth and income -----------------------------------------
         F) Income ----------------------------------------------------
         G) Total return ----------------------------------------------

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                              SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that                This page being
      usually invests in equity securities,               filed for series 12.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- Y
If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation --------------------------- N
         C) Capital appreciation -------------------------------------- Y
         D) Growth ---------------------------------------------------- N
         E) Growth and income ----------------------------------------- N
         F) Income ---------------------------------------------------- N
         G) Total return ---------------------------------------------- N

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- Y
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                              SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that                This page being
      usually invests in equity securities,               filed for series 13.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- Y
If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation --------------------------- N
         C) Capital appreciation -------------------------------------- Y
         D) Growth ---------------------------------------------------- N
         E) Growth and income ----------------------------------------- N
         F) Income ---------------------------------------------------- N
         G) Total return ---------------------------------------------- N

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                              SCREEN NUMBER: 30

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  1.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             Y           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     Y           N
L) Investments in securities of foreign issuers            Y           Y
M) Currency exchange transactions                          Y           N
N) Loaning portfolio securities                            N           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           N
Q) Margin purchases                                        N           N
R) Short selling                                           Y           N

                              SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  2.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             Y           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           Y
K) Investments in shares of other investment companies     Y           N
L) Investments in securities of foreign issuers            Y           Y
M) Currency exchange transactions                          Y           N
N) Loaning portfolio securities                            N           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           N
Q) Margin purchases                                        N           N
R) Short selling                                           Y           N

                              SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  3.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             Y           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     Y           N
L) Investments in securities of foreign issuers            Y           Y
M) Currency exchange transactions                          Y           N
N) Loaning portfolio securities                            N           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           Y
Q) Margin purchases                                        N           N
R) Short selling                                           Y           N

                              SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  4.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             Y           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           Y
K) Investments in shares of other investment companies     Y           N
L) Investments in securities of foreign issuers            Y           Y
M) Currency exchange transactions                          Y           N
N) Loaning portfolio securities                            Y           Y
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           N
Q) Margin purchases                                        N           N
R) Short selling                                           Y           N

                              SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  5.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             N           N
C) Writing or investing in options on debt securities      N           N
D) Writing or investing in options on stock indices        N           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             N           N
G) Writing or investing in options on futures              Y           Y
H) Writing or investing in options on stock index futures  N           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     Y           N
L) Investments in securities of foreign issuers            N           N
M) Currency exchange transactions                          N           N
N) Loaning portfolio securities                            N           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           N
Q) Margin purchases                                        N           N
R) Short selling                                           N           N

                              SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  6.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             N           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        N           N
E) Writing or investing in interest rate futures           Y           Y
F) Writing or investing in stock index futures             N           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  N           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     Y           N
L) Investments in securities of foreign issuers            N           N
M) Currency exchange transactions                          N           N
N) Loaning portfolio securities                            Y           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           N
Q) Margin purchases                                        N           N
R) Short selling                                           Y           N

                              SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  8.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             Y           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           Y
K) Investments in shares of other investment companies     Y           N
L) Investments in securities of foreign issuers            Y           Y
M) Currency exchange transactions                          Y           Y
N) Loaning portfolio securities                            Y           Y
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           Y
Q) Margin purchases                                        N           N
R) Short selling                                           Y           N

                              SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  9.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             Y           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     Y           N
L) Investments in securities of foreign issuers            Y           Y
M) Currency exchange transactions                          Y           N
N) Loaning portfolio securities                            Y           Y
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           N
Q) Margin purchases                                        N           N
R) Short selling                                           Y           N

                              SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series 10.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             Y           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           Y
K) Investments in shares of other investment companies     Y           N
L) Investments in securities of foreign issuers            Y           Y
M) Currency exchange transactions                          Y           Y
N) Loaning portfolio securities                            Y           Y
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           N
Q) Margin purchases                                        N           N
R) Short selling                                           Y           N

                              SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series 11.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             Y           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           Y
K) Investments in shares of other investment companies     Y           N
L) Investments in securities of foreign issuers            Y           Y
M) Currency exchange transactions                          Y           Y
N) Loaning portfolio securities                            Y           Y
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           N
Q) Margin purchases                                        N           N
R) Short selling                                           Y           N

                              SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series 12.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             Y           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           Y
K) Investments in shares of other investment companies     Y           Y
L) Investments in securities of foreign issuers            Y           Y
M) Currency exchange transactions                          Y           Y
N) Loaning portfolio securities                            Y           Y
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           Y
Q) Margin purchases                                        N           N
R) Short selling                                           Y           N

                              SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series 13.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             Y           Y
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             Y           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           Y
K) Investments in shares of other investment companies     Y           N
L) Investments in securities of foreign issuers            Y           Y
M) Currency exchange transactions                          Y           Y
N) Loaning portfolio securities                            Y           Y
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           N
Q) Margin purchases                                        N           N
R) Short selling                                           Y           Y

                              SCREEN NUMBER: 31

                                                          This page being
71. Portfolio turnover rate for the current               filed for series  1.
reporting period

   A) Purchases ($000's omitted) ----------------------------------  $   278029
   B) Sales [including all maturities] ($000's omitted) -----------  $   371888
   C) Monthly average value of portfolio ($000's omitted) ---------  $   209104
   D) Percent turnover (use lesser of 71A) or 71B) divided by 71C))    133%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------  12 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $    5969
   C) Net dividend income -----------------------------------------  $    1605
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $    1569
   G) Administrator(s) fees ---------------------------------------  $      73
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                          This page being
71. Portfolio turnover rate for the current               filed for series  2.
reporting period

   A) Purchases ($000's omitted) ----------------------------------  $  4601455
   B) Sales [including all maturities] ($000's omitted) -----------  $  4979149
   C) Monthly average value of portfolio ($000's omitted) ---------  $  1727727
   D) Percent turnover (use lesser of 71A) or 71B) divided by 71C))    266%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------  12 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $     537
   C) Net dividend income -----------------------------------------  $   34185
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $   11677
   G) Administrator(s) fees ---------------------------------------  $     637
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                          This page being
71. Portfolio turnover rate for the current               filed for series  3.
reporting period

   A) Purchases ($000's omitted) ----------------------------------  $   283204
   B) Sales [including all maturities] ($000's omitted) -----------  $   361882
   C) Monthly average value of portfolio ($000's omitted) ---------  $   220283
   D) Percent turnover (use lesser of 71A) or 71B) divided by 71C))    129%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------  12 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $     413
   C) Net dividend income -----------------------------------------  $    3430
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $    1693
   G) Administrator(s) fees ---------------------------------------  $      78
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                          This page being
71. Portfolio turnover rate for the current               filed for series  4.
reporting period

   A) Purchases ($000's omitted) ----------------------------------  $   244438
   B) Sales [including all maturities] ($000's omitted) -----------  $   274763
   C) Monthly average value of portfolio ($000's omitted) ---------  $   294584
   D) Percent turnover (use lesser of 71A) or 71B) divided by 71C))     83%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------  12 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $   23931
   C) Net dividend income -----------------------------------------  $       0
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $      58
      EXPENSES
   F) Advisory fees -----------------------------------------------  $    1240
   G) Administrator(s) fees ---------------------------------------  $     107
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                          This page being
71. Portfolio turnover rate for the current               filed for series  5.
reporting period

   A) Purchases ($000's omitted) ----------------------------------  $   244707
   B) Sales [including all maturities] ($000's omitted) -----------  $   260128
   C) Monthly average value of portfolio ($000's omitted) ---------  $   157228
   D) Percent turnover (use lesser of 71A) or 71B) divided by 71C))    156%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------  12 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $   10062
   C) Net dividend income -----------------------------------------  $       0
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $     720
   G) Administrator(s) fees ---------------------------------------  $      56
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                          This page being
71. Portfolio turnover rate for the current               filed for series  6.
reporting period

   A) Purchases ($000's omitted) ----------------------------------  $   538344
   B) Sales [including all maturities] ($000's omitted) -----------  $   556828
   C) Monthly average value of portfolio ($000's omitted) ---------  $    86542
   D) Percent turnover (use lesser of 71A) or 71B) divided by 71C))    622%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------  12 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $    6164
   C) Net dividend income -----------------------------------------  $       0
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $     565
   G) Administrator(s) fees ---------------------------------------  $      30
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                          This page being
71. Portfolio turnover rate for the current               filed for series  8.
reporting period

   A) Purchases ($000's omitted) ----------------------------------  $   263911
   B) Sales [including all maturities] ($000's omitted) -----------  $   238782
   C) Monthly average value of portfolio ($000's omitted) ---------  $   112606
   D) Percent turnover (use lesser of 71A) or 71B) divided by 71C))    212%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------  12 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $     304
   C) Net dividend income -----------------------------------------  $     728
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $     109
      EXPENSES
   F) Advisory fees -----------------------------------------------  $    1076
   G) Administrator(s) fees ---------------------------------------  $      42
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                          This page being
71. Portfolio turnover rate for the current               filed for series  9.
reporting period

   A) Purchases ($000's omitted) ----------------------------------  $   301908
   B) Sales [including all maturities] ($000's omitted) -----------  $   330679
   C) Monthly average value of portfolio ($000's omitted) ---------  $   256530
   D) Percent turnover (use lesser of 71A) or 71B) divided by 71C))    118%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------  12 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $     216
   C) Net dividend income -----------------------------------------  $    1249
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $      34
      EXPENSES
   F) Advisory fees -----------------------------------------------  $    1934
   G) Administrator(s) fees ---------------------------------------  $      94
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                          This page being
71. Portfolio turnover rate for the current               filed for series 10.
reporting period

   A) Purchases ($000's omitted) ----------------------------------  $  7653700
   B) Sales [including all maturities] ($000's omitted) -----------  $  7554716
   C) Monthly average value of portfolio ($000's omitted) ---------  $  1442870
   D) Percent turnover (use lesser of 71A) or 71B) divided by 71C))    524%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------  12 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $    9346
   C) Net dividend income -----------------------------------------  $   11115
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $    1210
      EXPENSES
   F) Advisory fees -----------------------------------------------  $   16544
   G) Administrator(s) fees ---------------------------------------  $     582
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                          This page being
71. Portfolio turnover rate for the current               filed for series 11.
reporting period

   A) Purchases ($000's omitted) ----------------------------------  $    22994
   B) Sales [including all maturities] ($000's omitted) -----------  $    46362
   C) Monthly average value of portfolio ($000's omitted) ---------  $   274165
   D) Percent turnover (use lesser of 71A) or 71B) divided by 71C))     13%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------  12 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $   26978
   C) Net dividend income -----------------------------------------  $    1583
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $      37
      EXPENSES
   F) Advisory fees -----------------------------------------------  $    1822
   G) Administrator(s) fees ---------------------------------------  $     104
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                          This page being
71. Portfolio turnover rate for the current               filed for series 12.
reporting period

   A) Purchases ($000's omitted) ----------------------------------  $   455499
   B) Sales [including all maturities] ($000's omitted) -----------  $   467988
   C) Monthly average value of portfolio ($000's omitted) ---------  $   260568
   D) Percent turnover (use lesser of 71A) or 71B) divided by 71C))    175%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------  12 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $     680
   C) Net dividend income -----------------------------------------  $    4069
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $     419
      EXPENSES
   F) Advisory fees -----------------------------------------------  $    2891
   G) Administrator(s) fees ---------------------------------------  $      99
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                          This page being
71. Portfolio turnover rate for the current               filed for series 13.
reporting period

   A) Purchases ($000's omitted) ----------------------------------  $   547292
   B) Sales [including all maturities] ($000's omitted) -----------  $   500448
   C) Monthly average value of portfolio ($000's omitted) ---------  $   232016
   D) Percent turnover (use lesser of 71A) or 71B) divided by 71C))    216%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------  12 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $    1060
   C) Net dividend income -----------------------------------------  $     545
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $     135
      EXPENSES
   F) Advisory fees -----------------------------------------------  $    2642
   G) Administrator(s) fees ---------------------------------------  $      91
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  1.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $      726
   J) Custodian fees ------------------------------------- $      111
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $       67
   M) Directors' fees ------------------------------------ $       11
   N) Registration fees ---------------------------------- $       49
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $       37
   S) Legal fees ----------------------------------------- $        4
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $      814
   U) Amortization of organization expenses -------------- $        0
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        8
   X) Total expenses ------------------------------------- $     3470

                              SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  2.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $     3152
   J) Custodian fees ------------------------------------- $      263
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $      183
   M) Directors' fees ------------------------------------ $       74
   N) Registration fees ---------------------------------- $      114
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $       40
   S) Legal fees ----------------------------------------- $       25
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $     5248
   U) Amortization of organization expenses -------------- $        0
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $       23
   X) Total expenses ------------------------------------- $    21436

                              SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  3.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $      830
   J) Custodian fees ------------------------------------- $      191
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $      163
   M) Directors' fees ------------------------------------ $       16
   N) Registration fees ---------------------------------- $       49
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $       38
   S) Legal fees ----------------------------------------- $       14
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $      912
   U) Amortization of organization expenses -------------- $        0
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        5
   X) Total expenses ------------------------------------- $     3989

                              SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  4.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $      633
   J) Custodian fees ------------------------------------- $      145
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $       71
   M) Directors' fees ------------------------------------ $       19
   N) Registration fees ---------------------------------- $       66
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $       38
   S) Legal fees ----------------------------------------- $        4
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $     1505
   U) Amortization of organization expenses -------------- $        0
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        4
   X) Total expenses ------------------------------------- $     3832

                              SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  5.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $      133
   J) Custodian fees ------------------------------------- $       89
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $       28
   M) Directors' fees ------------------------------------ $       13
   N) Registration fees ---------------------------------- $       32
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $       39
   S) Legal fees ----------------------------------------- $        2
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $      507
   U) Amortization of organization expenses -------------- $        0
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        4
   X) Total expenses ------------------------------------- $     1623

                              SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  6.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $      213
   J) Custodian fees ------------------------------------- $       78
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $       36
   M) Directors' fees ------------------------------------ $        9
   N) Registration fees ---------------------------------- $       33
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $       35
   S) Legal fees ----------------------------------------- $        1
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $      276
   U) Amortization of organization expenses -------------- $        0
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        3
   X) Total expenses ------------------------------------- $     1279

                              SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  8.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $      452
   J) Custodian fees ------------------------------------- $      242
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $       54
   M) Directors' fees ------------------------------------ $       11
   N) Registration fees ---------------------------------- $       57
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $       57
   S) Legal fees ----------------------------------------- $        5
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $      539
   U) Amortization of organization expenses -------------- $        0
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        4
   X) Total expenses ------------------------------------- $     2539

                              SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  9.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $      698
   J) Custodian fees ------------------------------------- $      116
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $       54
   M) Directors' fees ------------------------------------ $       17
   N) Registration fees ---------------------------------- $       45
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $       31
   S) Legal fees ----------------------------------------- $        6
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $     1220
   U) Amortization of organization expenses -------------- $        0
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        8
   X) Total expenses ------------------------------------- $     4223

                              SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series 10.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $     3504
   J) Custodian fees ------------------------------------- $      599
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $      243
   M) Directors' fees ------------------------------------ $       78
   N) Registration fees ---------------------------------- $      168
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $       50
   S) Legal fees ----------------------------------------- $       59
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $    10548
   U) Amortization of organization expenses -------------- $        0
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $       54
   X) Total expenses ------------------------------------- $    32431

                              SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series 11.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $      539
   J) Custodian fees ------------------------------------- $      167
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $       75
   M) Directors' fees ------------------------------------ $       16
   N) Registration fees ---------------------------------- $       47
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $       47
   S) Legal fees ----------------------------------------- $        5
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $     1946
   U) Amortization of organization expenses -------------- $        5
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $       11
   X) Total expenses ------------------------------------- $     4784

                              SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series 12.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $     1003
   J) Custodian fees ------------------------------------- $      571
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $      135
   M) Directors' fees ------------------------------------ $       12
   N) Registration fees ---------------------------------- $       43
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $       50
   S) Legal fees ----------------------------------------- $       18
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $     1870
   U) Amortization of organization expenses -------------- $       14
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $       13
   X) Total expenses ------------------------------------- $     6719

                              SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series 13.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $      843
   J) Custodian fees ------------------------------------- $      309
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $       74
   M) Directors' fees ------------------------------------ $       18
   N) Registration fees ---------------------------------- $       56
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $       48
   S) Legal fees ----------------------------------------- $       13
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $     1763
   U) Amortization of organization expenses -------------- $        9
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        9
   X) Total expenses ------------------------------------- $     5875

                              SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  1.

  EXPENSES (Negative answers are allowed    For the period covered by this form
            on this screen for 72Z only)                  ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $       96
   Z) Net investment income ------------------------------ $     4200
  AA) Realized capital gains ----------------------------- $        0
  BB) Realized capital losses ---------------------------- $    20040
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $     1390
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $     2672
      2. Dividends for a second class of open-end
         company shares -----------------------------------$      324
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.2400
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0700
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  2.

  EXPENSES (Negative answers are allowed    For the period covered by this form
            on this screen for 72Z only)                  ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $      289
   Z) Net investment income ------------------------------ $    13575
  AA) Realized capital gains ----------------------------- $    12770
  BB) Realized capital losses ---------------------------- $        0
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $   118691
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $     8341
      2. Dividends for a second class of open-end
         company shares -----------------------------------$      148
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $   171684
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.0600
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0100
   B) Distribution of capital gains ---------------------- $   0.6200
   C) Other distributions -------------------------------- $   0.4500
                              SCREEN NUMBER: 34

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  3.

  EXPENSES (Negative answers are allowed    For the period covered by this form
            on this screen for 72Z only)                  ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $       61
   Z) Net investment income ------------------------------ $      -85
  AA) Realized capital gains ----------------------------- $        0
  BB) Realized capital losses ---------------------------- $     8446
  CC) 1. Net unrealized appreciation during the period --- $     8942
      2. Net unrealized depreciation during the period --- $        0
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $       20
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        6
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.0000
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  4.

  EXPENSES (Negative answers are allowed    For the period covered by this form
            on this screen for 72Z only)                  ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $        0
   Z) Net investment income ------------------------------ $    20157
  AA) Realized capital gains ----------------------------- $        0
  BB) Realized capital losses ---------------------------- $     8127
  CC) 1. Net unrealized appreciation during the period --- $     8043
      2. Net unrealized depreciation during the period --- $        0
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $    12766
      2. Dividends for a second class of open-end
         company shares -----------------------------------$     5798
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.8000
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.7200
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  5.

  EXPENSES (Negative answers are allowed    For the period covered by this form
            on this screen for 72Z only)                  ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $        0
   Z) Net investment income ------------------------------ $     8439
  AA) Realized capital gains ----------------------------- $        0
  BB) Realized capital losses ---------------------------- $      820
  CC) 1. Net unrealized appreciation during the period --- $     3915
      2. Net unrealized depreciation during the period --- $        0
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $     7750
      2. Dividends for a second class of open-end
         company shares -----------------------------------$      680
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.3900
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.3400
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  6.

  EXPENSES (Negative answers are allowed    For the period covered by this form
            on this screen for 72Z only)                  ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $        0
   Z) Net investment income ------------------------------ $     4885
  AA) Realized capital gains ----------------------------- $        0
  BB) Realized capital losses ---------------------------- $      273
  CC) 1. Net unrealized appreciation during the period --- $     5819
      2. Net unrealized depreciation during the period --- $        0
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $     4191
      2. Dividends for a second class of open-end
         company shares -----------------------------------$      431
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.6000
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.5200
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  8.

  EXPENSES (Negative answers are allowed    For the period covered by this form
            on this screen for 72Z only)                  ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $        0
   Z) Net investment income ------------------------------ $    -1397
  AA) Realized capital gains ----------------------------- $     3407
  BB) Realized capital losses ---------------------------- $        0
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $    39089
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $        0
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.1700
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.1700
   B) Distribution of capital gains ---------------------- $   1.3500
   C) Other distributions -------------------------------- $   0.1300
                              SCREEN NUMBER: 34

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  9.

  EXPENSES (Negative answers are allowed    For the period covered by this form
            on this screen for 72Z only)                  ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $       63
   Z) Net investment income ------------------------------ $    -2661
  AA) Realized capital gains ----------------------------- $    36617
  BB) Realized capital losses ---------------------------- $        0
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $    48135
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $        0
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.0000
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   3.5000
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series 10.

  EXPENSES (Negative answers are allowed    For the period covered by this form
            on this screen for 72Z only)                  ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $      275
   Z) Net investment income ------------------------------ $   -10486
  AA) Realized capital gains ----------------------------- $    21101
  BB) Realized capital losses ---------------------------- $        0
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $   304099
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $        0
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.0000
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series 11.

  EXPENSES (Negative answers are allowed    For the period covered by this form
            on this screen for 72Z only)                  ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $        0
   Z) Net investment income ------------------------------ $    23814
  AA) Realized capital gains ----------------------------- $        0
  BB) Realized capital losses ---------------------------- $     5542
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $    17596
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $    10115
      2. Dividends for a second class of open-end
         company shares -----------------------------------$     9337
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.9300
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.8500
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series 12.

  EXPENSES (Negative answers are allowed    For the period covered by this form
            on this screen for 72Z only)                  ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $       11
   Z) Net investment income ------------------------------ $    -1540
  AA) Realized capital gains ----------------------------- $    26741
  BB) Realized capital losses ---------------------------- $        0
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $    61086
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $        0
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $    45765
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.0000
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   2.6300
   C) Other distributions -------------------------------- $   0.4000
                              SCREEN NUMBER: 34

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series 13.

  EXPENSES (Negative answers are allowed    For the period covered by this form
            on this screen for 72Z only)                  ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $       10
   Z) Net investment income ------------------------------ $    -4124
  AA) Realized capital gains ----------------------------- $    22603
  BB) Realized capital losses ---------------------------- $        0
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $    55775
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $        0
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.0000
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   3.6900
   C) Other distributions -------------------------------- $   0.6400
                              SCREEN NUMBER: 34

                                                          This page being
                                                          filed for series  1.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $        3
   B) Repurchase agreements ------------------------------ $        0
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $     2381
   D) Long-term debt securities including
      convertible debt------------------------------------ $    63754
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $   105486
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $        0
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $     1273
   M) All other assets ----------------------------------- $        0
   N) Total assets --------------------------------------- $   172898


                              SCREEN NUMBER: 35

                                                          This page being
                                                          filed for series  2.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $      391
   B) Repurchase agreements ------------------------------ $        0
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $     1280
   D) Long-term debt securities including
      convertible debt------------------------------------ $        0
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $  1543121
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $    76891
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $     4844
   M) All other assets ----------------------------------- $        0
   N) Total assets --------------------------------------- $  1626527


                              SCREEN NUMBER: 35

                                                          This page being
                                                          filed for series  3.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $        8
   B) Repurchase agreements ------------------------------ $     4330
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $      910
   D) Long-term debt securities including
      convertible debt------------------------------------ $        0
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $   208662
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $     2520
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $      418
   M) All other assets ----------------------------------- $        0
   N) Total assets --------------------------------------- $   216848


                              SCREEN NUMBER: 35

                                                          This page being
                                                          filed for series  4.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $        6
   B) Repurchase agreements ------------------------------ $        0
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $     2994
   D) Long-term debt securities including
      convertible debt------------------------------------ $   292922
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $        0
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $     3211
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $     7710
   M) All other assets ----------------------------------- $    30736
   N) Total assets --------------------------------------- $   337579


                              SCREEN NUMBER: 35

                                                          This page being
                                                          filed for series  5.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $        4
   B) Repurchase agreements ------------------------------ $        0
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $        0
   D) Long-term debt securities including
      convertible debt------------------------------------ $   154504
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $        0
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $        0
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $     2940
   M) All other assets ----------------------------------- $        0
   N) Total assets --------------------------------------- $   157448


                              SCREEN NUMBER: 35

                                                          This page being
                                                          filed for series  6.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $        1
   B) Repurchase agreements ------------------------------ $      540
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $        0
   D) Long-term debt securities including
      convertible debt------------------------------------ $    83932
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $        0
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $        0
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $     1774
   M) All other assets ----------------------------------- $        0
   N) Total assets --------------------------------------- $    86247


                              SCREEN NUMBER: 35

                                                          This page being
                                                          filed for series  8.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $        1
   B) Repurchase agreements ------------------------------ $     4475
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $        0
   D) Long-term debt securities including
      convertible debt------------------------------------ $        0
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $    95746
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $     1546
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $      482
   M) All other assets ----------------------------------- $    18284
   N) Total assets --------------------------------------- $   120534


                              SCREEN NUMBER: 35

                                                          This page being
                                                          filed for series  9.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $       40
   B) Repurchase agreements ------------------------------ $     2742
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $        0
   D) Long-term debt securities including
      convertible debt------------------------------------ $        0
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $   200661
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $        0
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $      265
   M) All other assets ----------------------------------- $     2584
   N) Total assets --------------------------------------- $   206292


                              SCREEN NUMBER: 35

                                                          This page being
                                                          filed for series 10.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $        0
   B) Repurchase agreements ------------------------------ $    63781
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $    53820
   D) Long-term debt securities including
      convertible debt------------------------------------ $        0
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $  1295853
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $    28816
   J) Receivables from portfolio instruments sold -------- $    31390
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $     2362
   M) All other assets ----------------------------------- $        0
   N) Total assets --------------------------------------- $  1476022


                              SCREEN NUMBER: 35

                                                          This page being
                                                          filed for series 11.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $        1
   B) Repurchase agreements ------------------------------ $    10633
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $        0
   D) Long-term debt securities including
      convertible debt------------------------------------ $   242962
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $     5282
   F) Common stock --------------------------------------- $    12177
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $        0
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $     5400
   M) All other assets ----------------------------------- $     9167
   N) Total assets --------------------------------------- $   285622


                              SCREEN NUMBER: 35

                                                          This page being
                                                          filed for series 12.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $        3
   B) Repurchase agreements ------------------------------ $     4909
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $        0
   D) Long-term debt securities including
      convertible debt------------------------------------ $        0
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $     2898
   F) Common stock --------------------------------------- $   230417
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $     4718
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $      851
   M) All other assets ----------------------------------- $     8810
   N) Total assets --------------------------------------- $   252606


                              SCREEN NUMBER: 35

                                                          This page being
                                                          filed for series 13.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $      205
   B) Repurchase agreements ------------------------------ $    17000
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $        0
   D) Long-term debt securities including
      convertible debt------------------------------------ $        0
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $   213973
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $     4297
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $      471
   M) All other assets ----------------------------------- $     8811
   N) Total assets --------------------------------------- $   244757


                              SCREEN NUMBER: 35

                                                          This page being
(Continued from Screen 35)                                filed for series  1.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $      900
   P) Amounts owed to affiliated persons --------------------------- $      114
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $      581
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $   171303
   U) 1. Number of shares outstanding ------------------------------       9442
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------       3702
   V) 1. Net asset value per share (to nearest cent) --------------- $    10.70
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $    10.68
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------      14066
   Y) Total value of assets in segregated accounts ----------------- $        0
                              SCREEN NUMBER: 36

                                                          This page being
(Continued from Screen 35)                                filed for series  2.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $    72648
   P) Amounts owed to affiliated persons --------------------------- $      910
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $    13240
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $  1539729
   U) 1. Number of shares outstanding ------------------------------     150983
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------      11969
   V) 1. Net asset value per share (to nearest cent) --------------- $     9.36
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     9.02
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------      75868
   Y) Total value of assets in segregated accounts ----------------- $        0
                              SCREEN NUMBER: 36

                                                          This page being
(Continued from Screen 35)                                filed for series  3.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $     3064
   P) Amounts owed to affiliated persons --------------------------- $      138
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $     2475
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $   211171
   U) 1. Number of shares outstanding ------------------------------      20295
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------       6287
   V) 1. Net asset value per share (to nearest cent) --------------- $     7.60
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     7.22
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------      17230
   Y) Total value of assets in segregated accounts ----------------- $        0
                              SCREEN NUMBER: 36

                                                          This page being
(Continued from Screen 35)                                filed for series  4.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $     2727
   P) Amounts owed to affiliated persons --------------------------- $      115
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $    32860
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $   301877
   U) 1. Number of shares outstanding ------------------------------      15194
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------       8718
   V) 1. Net asset value per share (to nearest cent) --------------- $    11.52
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $    11.51
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------      16753
   Y) Total value of assets in segregated accounts ----------------- $     5520
                              SCREEN NUMBER: 36

                                                          This page being
(Continued from Screen 35)                                filed for series  5.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $        0
   P) Amounts owed to affiliated persons --------------------------- $       65
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $      324
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $   157059
   U) 1. Number of shares outstanding ------------------------------     142539
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------      14520
   V) 1. Net asset value per share (to nearest cent) --------------- $     7.39
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     7.39
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------       3913
   Y) Total value of assets in segregated accounts ----------------- $        0
                              SCREEN NUMBER: 36

                                                          This page being
(Continued from Screen 35)                                filed for series  6.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $        0
   P) Amounts owed to affiliated persons --------------------------- $       49
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $      352
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $    85846
   U) 1. Number of shares outstanding ------------------------------       6341
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------        925
   V) 1. Net asset value per share (to nearest cent) --------------- $    11.18
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $    11.18
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------       6105
   Y) Total value of assets in segregated accounts ----------------- $     4105
                              SCREEN NUMBER: 36

                                                          This page being
(Continued from Screen 35)                                filed for series  8.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $     2089
   P) Amounts owed to affiliated persons --------------------------- $       80
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $    16930
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $   101435
   U) 1. Number of shares outstanding ------------------------------      54826
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------      29013
   V) 1. Net asset value per share (to nearest cent) --------------- $    16.62
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $    15.99
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------      11572
   Y) Total value of assets in segregated accounts ----------------- $        0
                              SCREEN NUMBER: 36

                                                          This page being
(Continued from Screen 35)                                filed for series  9.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $     2584
   P) Amounts owed to affiliated persons --------------------------- $      140
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $      772
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $   202796
   U) 1. Number of shares outstanding ------------------------------     143425
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------      56884
   V) 1. Net asset value per share (to nearest cent) --------------- $    15.04
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $    13.47
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------      18558
   Y) Total value of assets in segregated accounts ----------------- $        0
                              SCREEN NUMBER: 36

                                                          This page being
(Continued from Screen 35)                                filed for series 10.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $    69482
   P) Amounts owed to affiliated persons --------------------------- $     1256
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $    38466
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $  1366818
   U) 1. Number of shares outstanding ------------------------------      29937
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------     649107
   V) 1. Net asset value per share (to nearest cent) --------------- $    17.55
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $    16.29
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------      98348
   Y) Total value of assets in segregated accounts ----------------- $        0
                              SCREEN NUMBER: 36

                                                          This page being
(Continued from Screen 35)                                filed for series 11.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $      384
   P) Amounts owed to affiliated persons --------------------------- $      155
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $    10354
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $   274729
   U) 1. Number of shares outstanding ------------------------------      10836
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------      11135
   V) 1. Net asset value per share (to nearest cent) --------------- $    10.80
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $    10.79
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------      15479
   Y) Total value of assets in segregated accounts ----------------- $        0
                              SCREEN NUMBER: 36

                                                          This page being
(Continued from Screen 35)                                filed for series 12.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $     1645
   P) Amounts owed to affiliated persons --------------------------- $      218
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $     9837
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $   240906
   U) 1. Number of shares outstanding ------------------------------       7109
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------       8333
   V) 1. Net asset value per share (to nearest cent) --------------- $    14.42
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $    13.74
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------      26529
   Y) Total value of assets in segregated accounts ----------------- $     1186
                              SCREEN NUMBER: 36

                                                          This page being
(Continued from Screen 35)                                filed for series 13.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $     8812
   P) Amounts owed to affiliated persons --------------------------- $      203
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $    10856
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $   224886
   U) 1. Number of shares outstanding ------------------------------      89714
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------     107083
   V) 1. Net asset value per share (to nearest cent) --------------- $    16.51
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $    15.86
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------      24300
   Y) Total value of assets in segregated accounts ----------------- $        0
                              SCREEN NUMBER: 36

                                                          This page being
(Continued from Screen 35)                                filed for series 35.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $        0
   P) Amounts owed to affiliated persons --------------------------- $        0
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $        0
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $        0
   U) 1. Number of shares outstanding ------------------------------          0
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------          0
   V) 1. Net asset value per share (to nearest cent) --------------- $     0.00
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     0.00
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------          0
   Y) Total value of assets in segregated accounts ----------------- $        0
                              SCREEN NUMBER: 36

                                                          This page being
                                                          filed for series  1.



75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $  209104



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37

                                                          This page being
                                                          filed for series  2.



75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $ 1742706



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37

                                                          This page being
                                                          filed for series  3.



75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $  227545



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37

                                                          This page being
                                                          filed for series  4.



75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $  297383



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37

                                                          This page being
                                                          filed for series  5.



75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $  157228



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37

                                                          This page being
                                                          filed for series  6.



75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $   86879



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37

                                                          This page being
                                                          filed for series  8.



75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $  112606



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37

                                                          This page being
                                                          filed for series  9.



75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $  256530



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37

                                                          This page being
                                                          filed for series 10.



75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $ 1442870



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37

                                                          This page being
                                                          filed for series 11.



75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $  286912



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37

                                                          This page being
                                                          filed for series 12.



75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $  275324



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37

                                                          This page being
                                                          filed for series 13.



75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $  232016



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37

77.A) Is the Registrant filing any of the following attachments with the current filing of Form N-SAR? (ANSWER FOR ALL
      SERIES AS A GROUP) (Y or N) ------------------------------- Y
 NOTE: If answer is 'Y' (Yes), mark those items
       below being filed as an attachment to this              Filed as
       form or incorporated by reference.                     Attachment
   B) Accountant's report on internal control ------------------- Y
   C) Matters submitted to a vote of security holders ----------- Y
   D) Policies with respect to security investment -------------- N
   E) Legal proceedings ----------------------------------------- N
   F) Changes in security for debt ------------------------------ N
   G) Defaults and arrears on senior securities ----------------- N
   H) Changes in control of Registrant -------------------------- N
   I) Terms of new or amended securities ------------------------ Y
   J) Revaluation of assets or restatement of capital share account ------------------------------------- N
   K) Changes in Registrant's certifying account ---------------- N
   L) Changes in accounting principles and practices ------------ N
   M) Mergers --------------------------------------------------- N
   N) Actions required to be reported pursuant to Rule 2a-7 ----- N
   O) Transactions effected pursuant to Rule 10f-3 -------------- Y
   P) Information required to be filed pursuant to exemptive orders --------------------------------------- N
                       (Item 77 continued on next screen)
                              SCREEN NUMBER: 38




 77. (Continued) Mark those items below being filed as
       an attachment to this form or incorporated form         Filed as
       or incorporated by reference.                          Attachment

  Q1) Exhibits -------------------------------------------------- Y
  Q2) Any information called for by instructions to sub-item 77Q2 --------------------------------------------- N
  Q3) Any information called for by instructions to sub-item 77Q3 --------------------------------------------- N


 78. Does the Registrant have any wholly-owned investment company subsidiaries whose operating & financial data are consolidated with that of Registrant in this report? (Y or N) N

                NOTE: If answer is 'N' (No), jump to Screen 41.





                              SCREEN NUMBER: 39





       79. List the '811' numbers and names of Registrant's wholly owned investment company subsidiaries consolidated in this report.

         811 Number                          Subsidiary Name

         811-
         811-
         811-
         811-
         811-
         811-
         811-
         811-
         811-
         811-




   Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER: 40

     ANNUAL SUPPLEMENT                                    This page being
                                                          filed for series  1.

  Screens 41 & 42 are to be filed only once each year, at the end of Registrant's/Series' fiscal year.

80. Fidelity bond(s) in effect at the end of the period:
    A) Insurer name: FEDERAL INSURANCE COMPANY
    B) Second insurer:
    C) Aggregate face amount of coverage for Registrant/Series on
       all bonds on which it is named as an insured (000's omitted): $   22000

81. A) Is the bond part of a joint fidelity bond(s) shared
       with other investment companies, or other entities? (Y or N) - Y
    B) If answer to 81A is 'Y' (Yes), how many other
       investment companies, or other entities are covered by the bond? (Count each series as a separate investment company.) -------- 14

82. A) Does the mandatory coverage of the fidelity bond
       have a deductible? (Y or N) ---------------------------------- N
    B) If the answer to 82A is 'Y' (Yes), what is the
       amount of the deductible? ($000's omitted) ------------------ $       0


                              SCREEN NUMBER: 41

     ANNUAL SUPPLEMENT                                    This page being
                                                          filed for series  2.

  Screens 41 & 42 are to be filed only once each year, at the end of Registrant's/Series' fiscal year.

80. Fidelity bond(s) in effect at the end of the period:
    A) Insurer name: FEDERAL INSURANCE COMPANY
    B) Second insurer:
    C) Aggregate face amount of coverage for Registrant/Series on
       all bonds on which it is named as an insured (000's omitted): $   22000

81. A) Is the bond part of a joint fidelity bond(s) shared
       with other investment companies, or other entities? (Y or N) - Y
    B) If answer to 81A is 'Y' (Yes), how many other
       investment companies, or other entities are covered by the bond? (Count each series as a separate investment company.) -------- 14

82. A) Does the mandatory coverage of the fidelity bond
       have a deductible? (Y or N) ---------------------------------- N
    B) If the answer to 82A is 'Y' (Yes), what is the
       amount of the deductible? ($000's omitted) ------------------ $       0


                              SCREEN NUMBER: 41

     ANNUAL SUPPLEMENT                                    This page being
                                                          filed for series  3.

  Screens 41 & 42 are to be filed only once each year, at the end of Registrant's/Series' fiscal year.

80. Fidelity bond(s) in effect at the end of the period:
    A) Insurer name: FEDERAL INSURANCE COMPANY
    B) Second insurer:
    C) Aggregate face amount of coverage for Registrant/Series on
       all bonds on which it is named as an insured (000's omitted): $   22000

81. A) Is the bond part of a joint fidelity bond(s) shared
       with other investment companies, or other entities? (Y or N) - Y
    B) If answer to 81A is 'Y' (Yes), how many other
       investment companies, or other entities are covered by the bond? (Count each series as a separate investment company.) -------- 14

82. A) Does the mandatory coverage of the fidelity bond
       have a deductible? (Y or N) ---------------------------------- N
    B) If the answer to 82A is 'Y' (Yes), what is the
       amount of the deductible? ($000's omitted) ------------------ $       0


                              SCREEN NUMBER: 41

     ANNUAL SUPPLEMENT                                    This page being
                                                          filed for series  4.

  Screens 41 & 42 are to be filed only once each year, at the end of Registrant's/Series' fiscal year.

80. Fidelity bond(s) in effect at the end of the period:
    A) Insurer name: FEDERAL INSURANCE COMPANY
    B) Second insurer:
    C) Aggregate face amount of coverage for Registrant/Series on
       all bonds on which it is named as an insured (000's omitted): $   22000

81. A) Is the bond part of a joint fidelity bond(s) shared
       with other investment companies, or other entities? (Y or N) - Y
    B) If answer to 81A is 'Y' (Yes), how many other
       investment companies, or other entities are covered by the bond? (Count each series as a separate investment company.) -------- 14

82. A) Does the mandatory coverage of the fidelity bond
       have a deductible? (Y or N) ---------------------------------- N
    B) If the answer to 82A is 'Y' (Yes), what is the
       amount of the deductible? ($000's omitted) ------------------ $       0


                              SCREEN NUMBER: 41

     ANNUAL SUPPLEMENT                                    This page being
                                                          filed for series  5.

  Screens 41 & 42 are to be filed only once each year, at the end of Registrant's/Series' fiscal year.

80. Fidelity bond(s) in effect at the end of the period:
    A) Insurer name: FEDERAL INSURANCE COMPANY
    B) Second insurer:
    C) Aggregate face amount of coverage for Registrant/Series on
       all bonds on which it is named as an insured (000's omitted): $   22000

81. A) Is the bond part of a joint fidelity bond(s) shared
       with other investment companies, or other entities? (Y or N) - Y
    B) If answer to 81A is 'Y' (Yes), how many other
       investment companies, or other entities are covered by the bond? (Count each series as a separate investment company.) -------- 14

82. A) Does the mandatory coverage of the fidelity bond
       have a deductible? (Y or N) ---------------------------------- N
    B) If the answer to 82A is 'Y' (Yes), what is the
       amount of the deductible? ($000's omitted) ------------------ $       0


                              SCREEN NUMBER: 41

     ANNUAL SUPPLEMENT                                    This page being
                                                          filed for series  6.

  Screens 41 & 42 are to be filed only once each year, at the end of Registrant's/Series' fiscal year.

80. Fidelity bond(s) in effect at the end of the period:
    A) Insurer name: FEDERAL INSURANCE COMPANY
    B) Second insurer:
    C) Aggregate face amount of coverage for Registrant/Series on
       all bonds on which it is named as an insured (000's omitted): $   22000

81. A) Is the bond part of a joint fidelity bond(s) shared
       with other investment companies, or other entities? (Y or N) - Y
    B) If answer to 81A is 'Y' (Yes), how many other
       investment companies, or other entities are covered by the bond? (Count each series as a separate investment company.) -------- 14

82. A) Does the mandatory coverage of the fidelity bond
       have a deductible? (Y or N) ---------------------------------- N
    B) If the answer to 82A is 'Y' (Yes), what is the
       amount of the deductible? ($000's omitted) ------------------ $       0


                              SCREEN NUMBER: 41

     ANNUAL SUPPLEMENT                                    This page being
                                                          filed for series  8.

  Screens 41 & 42 are to be filed only once each year, at the end of Registrant's/Series' fiscal year.

80. Fidelity bond(s) in effect at the end of the period:
    A) Insurer name: FEDERAL INSURANCE COMPANY
    B) Second insurer:
    C) Aggregate face amount of coverage for Registrant/Series on
       all bonds on which it is named as an insured (000's omitted): $   22000

81. A) Is the bond part of a joint fidelity bond(s) shared
       with other investment companies, or other entities? (Y or N) - Y
    B) If answer to 81A is 'Y' (Yes), how many other
       investment companies, or other entities are covered by the bond? (Count each series as a separate investment company.) -------- 14

82. A) Does the mandatory coverage of the fidelity bond
       have a deductible? (Y or N) ---------------------------------- N
    B) If the answer to 82A is 'Y' (Yes), what is the
       amount of the deductible? ($000's omitted) ------------------ $       0


                              SCREEN NUMBER: 41

     ANNUAL SUPPLEMENT                                    This page being
                                                          filed for series  9.

  Screens 41 & 42 are to be filed only once each year, at the end of Registrant's/Series' fiscal year.

80. Fidelity bond(s) in effect at the end of the period:
    A) Insurer name: FEDERAL INSURANCE COMPANY
    B) Second insurer:
    C) Aggregate face amount of coverage for Registrant/Series on
       all bonds on which it is named as an insured (000's omitted): $   22000

81. A) Is the bond part of a joint fidelity bond(s) shared
       with other investment companies, or other entities? (Y or N) - Y
    B) If answer to 81A is 'Y' (Yes), how many other
       investment companies, or other entities are covered by the bond? (Count each series as a separate investment company.) -------- 14

82. A) Does the mandatory coverage of the fidelity bond
       have a deductible? (Y or N) ---------------------------------- N
    B) If the answer to 82A is 'Y' (Yes), what is the
       amount of the deductible? ($000's omitted) ------------------ $       0


                              SCREEN NUMBER: 41

     ANNUAL SUPPLEMENT                                    This page being
                                                          filed for series 10.

  Screens 41 & 42 are to be filed only once each year, at the end of Registrant's/Series' fiscal year.

80. Fidelity bond(s) in effect at the end of the period:
    A) Insurer name: FEDERAL INSURANCE COMPANY
    B) Second insurer:
    C) Aggregate face amount of coverage for Registrant/Series on
       all bonds on which it is named as an insured (000's omitted): $   22000

81. A) Is the bond part of a joint fidelity bond(s) shared
       with other investment companies, or other entities? (Y or N) - Y
    B) If answer to 81A is 'Y' (Yes), how many other
       investment companies, or other entities are covered by the bond? (Count each series as a separate investment company.) -------- 14

82. A) Does the mandatory coverage of the fidelity bond
       have a deductible? (Y or N) ---------------------------------- N
    B) If the answer to 82A is 'Y' (Yes), what is the
       amount of the deductible? ($000's omitted) ------------------ $       0


                              SCREEN NUMBER: 41

     ANNUAL SUPPLEMENT                                    This page being
                                                          filed for series 11.

  Screens 41 & 42 are to be filed only once each year, at the end of Registrant's/Series' fiscal year.

80. Fidelity bond(s) in effect at the end of the period:
    A) Insurer name: FEDERAL INSURANCE COMPANY
    B) Second insurer:
    C) Aggregate face amount of coverage for Registrant/Series on
       all bonds on which it is named as an insured (000's omitted): $   22000

81. A) Is the bond part of a joint fidelity bond(s) shared
       with other investment companies, or other entities? (Y or N) - Y
    B) If answer to 81A is 'Y' (Yes), how many other
       investment companies, or other entities are covered by the bond? (Count each series as a separate investment company.) -------- 14

82. A) Does the mandatory coverage of the fidelity bond
       have a deductible? (Y or N) ---------------------------------- N
    B) If the answer to 82A is 'Y' (Yes), what is the
       amount of the deductible? ($000's omitted) ------------------ $       0


                              SCREEN NUMBER: 41

     ANNUAL SUPPLEMENT                                    This page being
                                                          filed for series 12.

  Screens 41 & 42 are to be filed only once each year, at the end of Registrant's/Series' fiscal year.

80. Fidelity bond(s) in effect at the end of the period:
    A) Insurer name: FEDERAL INSURANCE COMPANY
    B) Second insurer:
    C) Aggregate face amount of coverage for Registrant/Series on
       all bonds on which it is named as an insured (000's omitted): $   22000

81. A) Is the bond part of a joint fidelity bond(s) shared
       with other investment companies, or other entities? (Y or N) - Y
    B) If answer to 81A is 'Y' (Yes), how many other
       investment companies, or other entities are covered by the bond? (Count each series as a separate investment company.) -------- 14

82. A) Does the mandatory coverage of the fidelity bond
       have a deductible? (Y or N) ---------------------------------- N
    B) If the answer to 82A is 'Y' (Yes), what is the
       amount of the deductible? ($000's omitted) ------------------ $       0


                              SCREEN NUMBER: 41

     ANNUAL SUPPLEMENT                                    This page being
                                                          filed for series 13.

  Screens 41 & 42 are to be filed only once each year, at the end of Registrant's/Series' fiscal year.

80. Fidelity bond(s) in effect at the end of the period:
    A) Insurer name: FEDERAL INSURANCE COMPANY
    B) Second insurer:
    C) Aggregate face amount of coverage for Registrant/Series on
       all bonds on which it is named as an insured (000's omitted): $   22000

81. A) Is the bond part of a joint fidelity bond(s) shared
       with other investment companies, or other entities? (Y or N) - Y
    B) If answer to 81A is 'Y' (Yes), how many other
       investment companies, or other entities are covered by the bond? (Count each series as a separate investment company.) -------- 14

82. A) Does the mandatory coverage of the fidelity bond
       have a deductible? (Y or N) ---------------------------------- N
    B) If the answer to 82A is 'Y' (Yes), what is the
       amount of the deductible? ($000's omitted) ------------------ $       0


                              SCREEN NUMBER: 41

       ANNUAL SUPPLEMENT (Continued)                      This page being
                                                          filed for series  1.


83.A) Were any claims with respect to this Registrant/
      Series filed under the bond during the period? (Y or N) -------- N
   B) If the answer to 83 A) is 'Y' (Yes), what was the
      total amount of such claims? ($000's omitted) ----------------- $       0

84.A) Were any losses incurred with respect to this
      Registrant/Series that could have been filed as a
      claim under the fidelity bond but were not? (Y or N) ----------- N
   B) If the answer to 84 A) is 'Y' (Yes), what was the
      total amount of such losses? ($000's omitted) ----------------- $       0

85.A) Are Registrant's/Series' officers and directors covered as officers and directors of Registrant/Series under any errors and omissions insurance policy owned by the Registrant/Series or anyone else (Y or N) --------- Y
   B) Were any claims filed under such policy during the period with respect to the Registrant/Series? (Y or N) --------- N



                              SCREEN NUMBER: 42

       ANNUAL SUPPLEMENT (Continued)                      This page being
                                                          filed for series  2.


83.A) Were any claims with respect to this Registrant/
      Series filed under the bond during the period? (Y or N) -------- N
   B) If the answer to 83 A) is 'Y' (Yes), what was the
      total amount of such claims? ($000's omitted) ----------------- $       0

84.A) Were any losses incurred with respect to this
      Registrant/Series that could have been filed as a
      claim under the fidelity bond but were not? (Y or N) ----------- N
   B) If the answer to 84 A) is 'Y' (Yes), what was the
      total amount of such losses? ($000's omitted) ----------------- $       0

85.A) Are Registrant's/Series' officers and directors covered as officers and directors of Registrant/Series under any errors and omissions insurance policy owned by the Registrant/Series or anyone else (Y or N) --------- Y
   B) Were any claims filed under such policy during the period with respect to the Registrant/Series? (Y or N) --------- N



                              SCREEN NUMBER: 42

       ANNUAL SUPPLEMENT (Continued)                      This page being
                                                          filed for series  3.


83.A) Were any claims with respect to this Registrant/
      Series filed under the bond during the period? (Y or N) -------- N
   B) If the answer to 83 A) is 'Y' (Yes), what was the
      total amount of such claims? ($000's omitted) ----------------- $       0

84.A) Were any losses incurred with respect to this
      Registrant/Series that could have been filed as a
      claim under the fidelity bond but were not? (Y or N) ----------- N
   B) If the answer to 84 A) is 'Y' (Yes), what was the
      total amount of such losses? ($000's omitted) ----------------- $       0

85.A) Are Registrant's/Series' officers and directors covered as officers and directors of Registrant/Series under any errors and omissions insurance policy owned by the Registrant/Series or anyone else (Y or N) --------- Y
   B) Were any claims filed under such policy during the period with respect to the Registrant/Series? (Y or N) --------- N



                              SCREEN NUMBER: 42

       ANNUAL SUPPLEMENT (Continued)                      This page being
                                                          filed for series  4.


83.A) Were any claims with respect to this Registrant/
      Series filed under the bond during the period? (Y or N) -------- N
   B) If the answer to 83 A) is 'Y' (Yes), what was the
      total amount of such claims? ($000's omitted) ----------------- $       0

84.A) Were any losses incurred with respect to this
      Registrant/Series that could have been filed as a
      claim under the fidelity bond but were not? (Y or N) ----------- N
   B) If the answer to 84 A) is 'Y' (Yes), what was the
      total amount of such losses? ($000's omitted) ----------------- $       0

85.A) Are Registrant's/Series' officers and directors covered as officers and directors of Registrant/Series under any errors and omissions insurance policy owned by the Registrant/Series or anyone else (Y or N) --------- Y
   B) Were any claims filed under such policy during the period with respect to the Registrant/Series? (Y or N) --------- N



                              SCREEN NUMBER: 42

       ANNUAL SUPPLEMENT (Continued)                      This page being
                                                          filed for series  5.


83.A) Were any claims with respect to this Registrant/
      Series filed under the bond during the period? (Y or N) -------- N
   B) If the answer to 83 A) is 'Y' (Yes), what was the
      total amount of such claims? ($000's omitted) ----------------- $       0

84.A) Were any losses incurred with respect to this
      Registrant/Series that could have been filed as a
      claim under the fidelity bond but were not? (Y or N) ----------- N
   B) If the answer to 84 A) is 'Y' (Yes), what was the
      total amount of such losses? ($000's omitted) ----------------- $       0

85.A) Are Registrant's/Series' officers and directors covered as officers and directors of Registrant/Series under any errors and omissions insurance policy owned by the Registrant/Series or anyone else (Y or N) --------- Y
   B) Were any claims filed under such policy during the period with respect to the Registrant/Series? (Y or N) --------- N



                              SCREEN NUMBER: 42

       ANNUAL SUPPLEMENT (Continued)                      This page being
                                                          filed for series  6.


83.A) Were any claims with respect to this Registrant/
      Series filed under the bond during the period? (Y or N) -------- N
   B) If the answer to 83 A) is 'Y' (Yes), what was the
      total amount of such claims? ($000's omitted) ----------------- $       0

84.A) Were any losses incurred with respect to this
      Registrant/Series that could have been filed as a
      claim under the fidelity bond but were not? (Y or N) ----------- N
   B) If the answer to 84 A) is 'Y' (Yes), what was the
      total amount of such losses? ($000's omitted) ----------------- $       0

85.A) Are Registrant's/Series' officers and directors covered as officers and directors of Registrant/Series under any errors and omissions insurance policy owned by the Registrant/Series or anyone else (Y or N) --------- Y
   B) Were any claims filed under such policy during the period with respect to the Registrant/Series? (Y or N) --------- N



                              SCREEN NUMBER: 42

       ANNUAL SUPPLEMENT (Continued)                      This page being
                                                          filed for series  8.


83.A) Were any claims with respect to this Registrant/
      Series filed under the bond during the period? (Y or N) -------- N
   B) If the answer to 83 A) is 'Y' (Yes), what was the
      total amount of such claims? ($000's omitted) ----------------- $       0

84.A) Were any losses incurred with respect to this
      Registrant/Series that could have been filed as a
      claim under the fidelity bond but were not? (Y or N) ----------- N
   B) If the answer to 84 A) is 'Y' (Yes), what was the
      total amount of such losses? ($000's omitted) ----------------- $       0

85.A) Are Registrant's/Series' officers and directors covered as officers and directors of Registrant/Series under any errors and omissions insurance policy owned by the Registrant/Series or anyone else (Y or N) --------- Y
   B) Were any claims filed under such policy during the period with respect to the Registrant/Series? (Y or N) --------- N



                              SCREEN NUMBER: 42

       ANNUAL SUPPLEMENT (Continued)                      This page being
                                                          filed for series  9.


83.A) Were any claims with respect to this Registrant/
      Series filed under the bond during the period? (Y or N) -------- N
   B) If the answer to 83 A) is 'Y' (Yes), what was the
      total amount of such claims? ($000's omitted) ----------------- $       0

84.A) Were any losses incurred with respect to this
      Registrant/Series that could have been filed as a
      claim under the fidelity bond but were not? (Y or N) ----------- N
   B) If the answer to 84 A) is 'Y' (Yes), what was the
      total amount of such losses? ($000's omitted) ----------------- $       0

85.A) Are Registrant's/Series' officers and directors covered as officers and directors of Registrant/Series under any errors and omissions insurance policy owned by the Registrant/Series or anyone else (Y or N) --------- Y
   B) Were any claims filed under such policy during the period with respect to the Registrant/Series? (Y or N) --------- N



                              SCREEN NUMBER: 42

       ANNUAL SUPPLEMENT (Continued)                      This page being
                                                          filed for series 10.


83.A) Were any claims with respect to this Registrant/
      Series filed under the bond during the period? (Y or N) -------- N
   B) If the answer to 83 A) is 'Y' (Yes), what was the
      total amount of such claims? ($000's omitted) ----------------- $       0

84.A) Were any losses incurred with respect to this
      Registrant/Series that could have been filed as a
      claim under the fidelity bond but were not? (Y or N) ----------- N
   B) If the answer to 84 A) is 'Y' (Yes), what was the
      total amount of such losses? ($000's omitted) ----------------- $       0

85.A) Are Registrant's/Series' officers and directors covered as officers and directors of Registrant/Series under any errors and omissions insurance policy owned by the Registrant/Series or anyone else (Y or N) --------- Y
   B) Were any claims filed under such policy during the period with respect to the Registrant/Series? (Y or N) --------- N



                              SCREEN NUMBER: 42

       ANNUAL SUPPLEMENT (Continued)                      This page being
                                                          filed for series 11.


83.A) Were any claims with respect to this Registrant/
      Series filed under the bond during the period? (Y or N) -------- N
   B) If the answer to 83 A) is 'Y' (Yes), what was the
      total amount of such claims? ($000's omitted) ----------------- $       0

84.A) Were any losses incurred with respect to this
      Registrant/Series that could have been filed as a
      claim under the fidelity bond but were not? (Y or N) ----------- N
   B) If the answer to 84 A) is 'Y' (Yes), what was the
      total amount of such losses? ($000's omitted) ----------------- $       0

85.A) Are Registrant's/Series' officers and directors covered as officers and directors of Registrant/Series under any errors and omissions insurance policy owned by the Registrant/Series or anyone else (Y or N) --------- Y
   B) Were any claims filed under such policy during the period with respect to the Registrant/Series? (Y or N) --------- N



                              SCREEN NUMBER: 42

       ANNUAL SUPPLEMENT (Continued)                      This page being
                                                          filed for series 12.


83.A) Were any claims with respect to this Registrant/
      Series filed under the bond during the period? (Y or N) -------- N
   B) If the answer to 83 A) is 'Y' (Yes), what was the
      total amount of such claims? ($000's omitted) ----------------- $       0

84.A) Were any losses incurred with respect to this
      Registrant/Series that could have been filed as a
      claim under the fidelity bond but were not? (Y or N) ----------- N
   B) If the answer to 84 A) is 'Y' (Yes), what was the
      total amount of such losses? ($000's omitted) ----------------- $       0

85.A) Are Registrant's/Series' officers and directors covered as officers and directors of Registrant/Series under any errors and omissions insurance policy owned by the Registrant/Series or anyone else (Y or N) --------- Y
   B) Were any claims filed under such policy during the period with respect to the Registrant/Series? (Y or N) --------- N



                              SCREEN NUMBER: 42

       ANNUAL SUPPLEMENT (Continued)                      This page being
                                                          filed for series 13.


83.A) Were any claims with respect to this Registrant/
      Series filed under the bond during the period? (Y or N) -------- N
   B) If the answer to 83 A) is 'Y' (Yes), what was the
      total amount of such claims? ($000's omitted) ----------------- $       0

84.A) Were any losses incurred with respect to this
      Registrant/Series that could have been filed as a
      claim under the fidelity bond but were not? (Y or N) ----------- N
   B) If the answer to 84 A) is 'Y' (Yes), what was the
      total amount of such losses? ($000's omitted) ----------------- $       0

85.A) Are Registrant's/Series' officers and directors covered as officers and directors of Registrant/Series under any errors and omissions insurance policy owned by the Registrant/Series or anyone else (Y or N) --------- Y
   B) Were any claims filed under such policy during the period with respect to the Registrant/Series? (Y or N) --------- N



                              SCREEN NUMBER: 42


    Closed-End Investment Companies Only

86. Sales, repurchases, and redemptions of
    Registrant's securities:
                                         Number of Shares            Net
                                           or Principal         Consideration
                                          Amount of Debt       Received or Paid
                                         ($000's omitted)      ($000's omitted)
    Common Stock:

     A) Sales                                     0               $     0
     B) Repurchases                               0               $     0

    Preferred Stock:

     C) Sales                                     0               $     0
     D) Repurchases and Redemptions               0               $     0

    Debt Securities

     E) Sales                               $     0               $     0
     F) Repurchases and Redemptions         $     0               $     0

                              SCREEN NUMBER: 43


    Closed-End Investment Companies Only

87. Securities of Registrant registered on a
    national securities exchange or listed
    on NASDAQ:
                                                     CUSIP or        Ticker
       Title of each class of securities            NASDAQ No.       Symbol

A)
B)
C)


88. Did Registrant have any of the following outstanding which exceeded 1% of aggregate net assets at any time during the period?

                                                  (Y or N)

    A) Notes or bonds ------------------------------
    B) Uncovered options ---------------------------
    C) Margin loans --------------------------------
    D) Preferred stock -----------------------------

                              SCREEN NUMBER: 44

February 9, 2001


To the Board of Trustees and Shareholders of the Nvest Funds Trust I

In planning and performing our audit of the financial statements of the Nvest Funds Trust I (the "Trust") for the year ended December 31, 2000, we considered its internal control, including control activities for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on internal control.

The management of the Trust is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statements for external purposes that are fairly presented in conformity with generally accepted accounting principles. Those controls include the safeguarding of assets against unauthorized acquisition, use or disposition.

Because of inherent limitations in internal control, errors or fraud may occur and not be detected. Also, projection of any evaluation of internal control to future periods is subject to the risk that controls may become inadequate because of changes in conditions or that the effectiveness of their design and operation may deteriorate.

Our consideration of internal control would not necessarily disclose all matters in internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of one or more of the internal control components does not reduce to a relatively low level the risk that misstatements caused by error or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving internal control and its operation, including controls for safeguarding securities, that we consider to be material weaknesses as defined above as of December 31, 2000.

This report is intended solely for the information and use of the Board of Trustees, management and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

                                       -1-